UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04443

Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Annual Report March 31, 2006

EATON VANCE
NATIONAL
LIMITED
MATURITY
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance National Limited Maturity Municipals Fund (the “Fund”) is designed to provide current income exempt from regular federal income tax and limited principal fluctuation. The Fund invests primarily in investment-grade municipal obligations.

Economic and Market Conditions

The economy expanded at a 4.8% pace in the first quarter of 2006, an increase from the 1.7% rate in the fourth quarter. Even with a cooling housing market, the economy generated respectable growth in 2005 and early 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs – 211,000 in March 2006. The economy appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

Investor sentiment regarding the Fed’s monetary policy appears to have stabilized in recent months as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). The Fed has raised rates at all of the last 15 Open Market Committee meetings, with the current Federal Funds rate standing at 4.75%.

Boosted by lower-than-anticipated long-term interest rates, the municipal market saw record supply in 2005, more than $400 billion in new issuance. However, supply has lagged thus far in 2006, contributing to municipal bond outperformance. At March 31, 2006, long-term AAA-rated insured municipal bonds yielded 93% of U.S. Treasury bonds with similar maturities.*

For the year ended March 31, 2006, the Lehman Brothers 7-Year Municipal Bond Index† (the “Index”), a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years, posted a modest gain of 2.63%. For information about the Fund’s performance and the performance of funds in the same Lipper Classification†, see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Fund currently invests primarily in bonds with maturities between five and sixteen years. Shorter maturity bonds usually provide somewhat less tax-exempt income than longer ones but also usually exhibit lower price volatility. Given the flattening of the yield curve for fixed-income securities over the past eighteen months, the intermediate part of the curve has become an attractive area.

During the year ended March 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices rose significantly. However, the economy grew at a solid pace, with moderate inflation. In this climate, Fund management continued to maintain a somewhat cautious outlook on interest rates and positioned the Fund’s duration accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

During the past year, management invested in bonds with attractive coupons and long call protection. These strategies contributed positively to the Fund’s performance over the 12-month period. Management also took advantage of narrow credit spreads in an effort to lower the Fund’s exposure to credit risk, where possible.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. We believe that relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Fund’s returns during the year. Finally, management continued to monitor closely call protection in the Fund. Call protection remains an important strategic consideration for municipal bond investors, especially because refinancing activity has increased over the past year.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Portfolio Manager: William H. Ahern, CFA

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	4.88%	3.99%	3.93%
Five Years	5.01	4.21	4.20
Ten Years	N.A.	4.15	4.03
Life of Fund†	5.07	4.44	3.70

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.47%	0.99%	2.93%
Five Years	4.53	4.21	4.20
Ten Years	N.A.	4.15	4.03
Life of Fund†	4.82	4.44	3.70

†     Inception Dates – Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns

One Year	2.63%
Five Years	4.57
Ten Years	5.28

Lipper Averages(3)

Lipper Intermediate Municipal Debt Funds Classification – Average Annual Total Returns

One Year	2.45%
Five Years	3.86
Ten Years	4.66

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	3.97%	3.23%	3.23%
Taxable-Equivalent Distribution Rate(4),(5)	6.11	4.97	4.97
SEC 30-day Yield(6)	3.55	2.88	2.88
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.46	4.43	4.43

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 5/22/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 6/27/96 (commencement of operations) and 3/31/96, respectively, would have been valued at $16,196 ($15,833 at the maximum offering price) and $14,850, respectively, on 3/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal Debt Funds Classification contained 150, 104 and 70 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(5) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

3

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 – March 31, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)

Actual
Class A	$1,000.00	$1,021.90	$3.93
Class B	$1,000.00	$1,017.10	$7.69
Class C	$1,000.00	$1,017.20	$7.69

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.93
Class B	$1,000.00	$1,017.30	$7.70
Class C	$1,000.00	$1,017.30	$7.70

* Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares and 1.53% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

4

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.8%
$3,095	Carbon County, PA, IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$3,266,061
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,019,918
675	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	670,336
		$4,956,315
Education — 3.4%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	$1,999,640
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	438,749
2,815	Missouri Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,126,930
850	New Hampshire HEFA, (Colby-Sawyer College), 7.20%, 6/1/12	870,340
1,235	New Jersey Educational Facilities Authority, (Steven's Institute of Technology), 5.00%, 7/1/12	1,288,389
1,700	University of Illinois, 0.00%, 4/1/15	1,147,517
1,000	University of Illinois, 0.00%, 4/1/16	640,500
		$9,512,065
Electric Utilities — 7.7%
$1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$1,087,990
3,000	Energy Northwest Washington Electric, (Columbia Generating), 5.50%, 7/1/15	3,307,050
1,000	Illinois Development Finance Authority PCR, (AMT), 5.00%, 6/1/28	1,004,170
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,615,375
3,050	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	3,050,793
4,000	North Carolina Municipal Power Agency, (Catawba), 5.50%, 1/1/13	4,286,840
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,082,310
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,328,975
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	1,002,190

Principal Amount (000's omitted)	Security	Value
Electric Utilities (continued)
$2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	$2,638,700
		$21,404,393
Escrowed / Prerefunded — 7.3%
$1,000	Arkansas State Student Loan Authority, (AMT), Prerefunded to 6/1/06, 6.25%, 6/1/10	$1,003,850
1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	1,626,420
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33	2,056,840
220	Florence, KY, Housing Facilities, (Bluegrass Housing), Escrowed to Maturity, 7.25%, 5/1/07	220,350
360	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	371,218
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	523,280
3,500	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17	3,677,765
495	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	536,045
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,222,240
230	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	245,803
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 6/15/13, 5.50%, 6/15/14	2,205,140
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,181,138
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,085,620
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,238,100
5	Pennsylvania EDA, (Resource Recovery- Northampton), (AMT), Escrowed to Maturity, 6.75%, 1/1/07	5,033
		$20,198,842
General Obligations — 1.5%
$1,000	Keller, TX, Independent School District, 0.00%, 8/15/11	$811,120
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,655,659
1,500	New York City, NY, 5.625%, 12/1/13	1,615,155
		$4,081,934

See notes to financial statements

5

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.2%
$85	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	$87,860
502	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	524,921
		$612,781
Hospital — 6.8%
$550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	$578,600
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,794,300
100	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.10%, 10/1/06	100,760
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	229,736
370	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	379,857
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.50%, 3/1/14	2,132,600
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,046,940
2,490	Michigan Hospital Finance Authority, Variable Rate, 8.155%, 11/1/12(1)(2)	2,856,677
200	New Hampshire HEFA, (Littleton Hospital Association), 5.45%, 5/1/08	202,224
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,113,760
1,130	Orange County, FL, Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/18	1,195,133
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,794,166
775	Salina, KS, Hospital Revenue, Salina Regional Health, 5.00%, 10/1/18(3)	807,705
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,195,560
500	Washington County, AR, (Washington Regional Medical Center), 5.00%, 2/1/16	511,910
		$18,939,928
Housing — 1.4%
$600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$621,000
670	Sandoval County, NM, Multifamily, 6.00%, 5/1/32	667,769
95	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06(4)	84,740

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$2,400	Vancouver, WA, Housing Authority, 4.20%, 3/1/08	$2,397,336
		$3,770,845
Industrial Development Revenue — 9.5%
$220	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	$224,352
425	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	459,412
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp., (AMT), 9.00%, 5/1/29	1,628,640
1,320	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(4)	1,344,750
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,746,170
5,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,508,900
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,004,130
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,478,724
1,440	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,438,646
1,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(4)	966,000
3,000	New York, NY, Industrial Development Agency, (American Airlines), (AMT), 7.50%, 8/1/16	3,301,170
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,930,840
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,527,840
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,846,442
		$26,406,016
Insured-Cogeneration — 0.6%
$1,600	Pennsylvania EDA, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,595,200
		$1,595,200
Insured-Education — 1.7%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,225,272
2,000	New York Dormitory Authority, (SUNY, NY), (XLCA), 5.25%, 7/1/32	2,161,740
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	306,000
		$4,693,012

See notes to financial statements

6

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 4.1%
$750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$797,392
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32(5)	2,053,300
1,600	Long Island Power Authority, NY, (FGIC), Variable Rate, 8.39%, 12/1/19(1)(2)	1,896,448
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	409,344
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,106,000
5,000	Sacramento, CA, Municipal Utility District, (Consumnes), (MBIA), 4.75%, 7/1/23	5,120,000
		$11,382,484
Insured-Escrowed / Prerefunded — 3.6%
$1,000	Laredo, TX, Certificates of Obligation, (MBIA), Prerefunded to 2/15/08, 4.50%, 2/15/17	$1,015,390
1,000	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	1,035,970
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,039,760
500	Metropolitan Transportation Authority, NY, Transit Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17	518,110
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/22	975,370
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/17	2,926,110
2,000	Montogmery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/18(6)	1,950,740
625	Reno, NV, Capital Improvements, (FGIC), Prerefunded to 6/1/12, 5.625%, 6/1/14	686,500
		$10,147,950
Insured-General Obligations — 10.2%
$1,000	Clackamas County, OR, (School District No. 7J Lake Oswego), (FSA), 5.25%, 6/1/21	$1,110,300
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,124,260
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,171,577
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,306,424

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	$5,999,002
5,000	New York City, NY, (MBIA), 5.00%, 8/1/18	5,308,900
1,815	Pima County, AZ, (FSA), 3.50%, 7/1/20	1,633,500
5,000	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/21	5,500,400
3,150	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	3,165,687
1,400	Springfield, OH, City School District, Clark County, (FGIC), 5.00%, 12/1/17	1,480,682
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	647,430
		$28,448,162
Insured-Hospital — 0.7%
$2,000	El Paso County, TX, Hospital District, (MBIA), 0.00%, 8/15/06	$1,974,240
		$1,974,240
Insured-Lease Revenue / Certificates of Participation — 0.9%
$1,380	Anaheim, CA, Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	$747,919
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,666,140
		$2,414,059
Insured-Miscellaneous — 0.4%
$1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	$1,066,370
		$1,066,370
Insured-Solid Waste — 0.5%
$1,175	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/12	$1,272,443
		$1,272,443
Insured-Special Tax Revenue — 1.6%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,152,880
1,000	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	1,023,820
375	Reno, NV, Capital Improvements, (FGIC), 5.625%, 6/1/12	409,552
		$4,586,252

See notes to financial statements

7

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 12.2%
$2,295	Chicago, IL, O'Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,470,636
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,045,910
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,066,520
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,145,160
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,623,300
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,074,460
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,111,920
1,430	Minneapolis and St. Paul, MN, Metropolitan Airports Commission Airport, (FGIC), (AMT), 6.00%, 1/1/11	1,539,095
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20(7)	5,657,350
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,122,990
5,000	Port Authority New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	4,944,900
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,086,590
4,450	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/19	5,016,040
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,143,100
		$34,047,971
Insured-Water and Sewer — 0.6%
$2,000	Honolulu, HI, Wastewater System, (FGIC), 0.00%, 7/1/11	$1,630,400
		$1,630,400
Lease Revenue / Certificates of Participation — 4.3%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$8,232,571
3,385	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	3,768,250
		$12,000,821
Nursing Home — 0.5%
$810	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$847,098
485	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	498,886
		$1,345,984

Principal Amount (000's omitted)	Security	Value
Other Revenue — 2.3%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,022,830
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20	926,339
1,960	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	2,111,077
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,340,085
1,000	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11	1,048,520
		$6,448,851
Pooled Loans — 1.4%
$1,900	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	$1,904,655
1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,322,412
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	807,878
		$4,034,945
Senior Living / Life Care — 1.2%
$760	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$784,913
1,105	Arizona Health Facilities Authority, (Care Institute, Inc.-Mesa), 7.625%, 1/1/06(4)	977,616
500	Kansas City, MO, IDR, (Kingswood Manor), 5.80%, 11/15/17	482,365
240	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	242,251
480	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	466,637
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	464,025
		$3,417,807
Solid Waste — 1.1%
$3,000	Niagara County, NY, IDA, (American Ref-Fuel Co. LLC), (AMT), 5.55%, 11/15/24	$3,152,220
		$3,152,220
Special Tax Revenue — 9.6%
$1,450	Brentwood, CA, Infrastructure Financing Authority, 6.375%, 9/2/33	$1,495,399
2,500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	2,508,925

See notes to financial statements

8

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$3,000	California State Economic Recovery, 5.25%, 7/1/13	$3,252,450
555	Concorde Estates Community Development District, FL, Capital Improvements, 5.00%, 5/1/11	558,563
500	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	515,735
300	Covington Park Community Development District, FL, Capital Improvements, 5.00%, 5/1/21	299,829
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	914,180
1,400	Dupree Lakes Community Development District, FL, 5.00%, 11/1/10	1,404,774
50	Fishhawk, FL, Community Development District, 5.00%, 11/1/07	50,231
1,820	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	1,841,385
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	261,048
265	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	266,852
1,610	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	1,620,385
1,105	Jurupa, CA, Community Services District, 5.00%, 9/1/21	1,117,785
785	Jurupa, CA, Community Services District, 5.00%, 9/1/25	787,135
95	Longleaf, FL, Community Development District, 6.20%, 5/1/09	95,286
3,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	3,234,210
1,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	1,085,020
1,750	Sterling Hill Community Development District, FL, Capital Improvements, 5.50%, 11/1/10	1,763,213
2,900	Tisons Landing Community Development District, FL, 5.00%, 11/1/11	2,920,648
850	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	864,620
		$26,857,673
Transportation — 1.4%
$100	Eagle County, CO, Airport Terminal Corp., (American Airlines), (AMT), 6.75%, 5/1/06	$100,097
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,608,700
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,124,830
		$3,833,627

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 0.9%
$2,500	New Orleans, LA, Sewer Service Revenue, 3.00%, 7/26/06	$2,453,969
		$2,453,969
Total Tax-Exempt Investments — 99.4% (identified cost $269,502,246)		$276,687,559
Other Assets, Less Liabilities — 0.6%		$1,702,995
Net Assets — 100.0%		$278,390,554

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At March 31, 2006, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

New York	14.7%
Others, representing less than 10% individually	84.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 37.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 14.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $4,753,125 or 1.7% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(3)  When-issued security.

(4)  Defaulted bond.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Step bond.

(7)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

9

National Limited Maturity Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of March 31, 2006

Assets
Investments, at value (identified cost, $269,502,246)	$276,687,559
Cash	88,823
Receivable for investments sold	67,701
Receivable for Fund shares sold	1,007,612
Interest receivable	4,180,426
Prepaid expenses	8,433
Total assets	$282,040,554
Liabilities
Payable for Fund shares redeemed	$1,029,826
Demand note payable	1,000,000
Payable for when-issued securities	810,960
Dividends payable	451,087
Payable to affiliate for distribution and service fees	146,372
Payable to affiliate for investment advisory fees	106,346
Payable for daily variation margin on open financial futures contracts	5,392
Accrued expenses	100,017
Total liabilities	$3,650,000
Net Assets	$278,390,554
Sources of Net Assets
Paid-in capital	$274,374,849
Accumulated net realized loss (computed on the basis of identified cost)	(4,400,316)
Accumulated distributions in excess of net investment income	(98,345)
Net unrealized appreciation (computed on the basis of identified cost)	8,514,366
Total	$278,390,554
Class A Shares
Net Assets	$180,401,150
Shares Outstanding	17,537,012
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.29
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.29)	$10.53
Class B Shares
Net Assets	$20,609,997
Shares Outstanding	2,002,147
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.29
Class C Shares
Net Assets	$77,379,407
Shares Outstanding	8,022,873
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.64
On sales of $100,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
March 31, 2006

Investment Income
Interest	$12,916,520
Total investment income	$12,916,520
Expenses
Investment adviser fee	$1,202,204
Trustees' fees and expenses	16,609
Distribution and service fees
Class A	249,971
Class B	222,274
Class C	715,306
Custodian fee	172,935
Transfer and dividend disbursing agent fees	123,657
Registration fees	74,719
Legal and accounting services	56,454
Printing and postage	31,625
Miscellaneous	54,094
Total expenses	$2,919,848
Deduct — Reduction of custodian fee	$38,125
Total expense reductions	$38,125
Net expenses	$2,881,723
Net investment income	$10,034,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$537,358
Financial futures contracts	(102,238)
Net realized gain	$435,120
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$289,105
Financial futures contracts	995,842
Net change in unrealized appreciation (depreciation)	$1,284,947
Net realized and unrealized gain	$1,720,067
Net increase in net assets from operations	$11,754,864

See notes to financial statements

10

National Limited Maturity Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended March 31, 2006	Year Ended March 31, 2005
From operations — Net investment income	$10,034,797	$8,972,540
Net realized gain (loss) from investment transactions and financial futures contracts	435,120	(265,297)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,284,947	(4,315,100)
Net increase in net assets from operations	$11,754,864	$4,392,143
Distributions to shareholders — From net investment income Class A	$(6,615,915)	$(5,454,047)
Class B	(798,175)	(1,048,876)
Class C	(2,566,759)	(2,470,667)
Total distributions to shareholders	$(9,980,849)	$(8,973,590)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$73,645,825	$64,046,619
Class B	2,975,642	7,250,045
Class C	19,330,607	25,915,496
Net asset value of shares issued to shareholders in payment of distributions declared Class A	3,903,927	3,133,855
Class B	470,142	558,191
Class C	1,154,523	1,076,697
Cost of shares redeemed Class A	(54,759,567)	(50,093,129)
Class B	(5,719,091)	(6,533,382)
Class C	(20,978,060)	(15,450,266)
Net asset value of shares exchanged Class A	4,473,296	7,265,517
Class B	(4,473,296)	(7,265,517)
Net increase in net assets from Fund share transactions	$20,023,948	$29,904,126
Net increase in net assets	$21,797,963	$25,322,679
Net Assets
At beginning of year	$256,592,591	$231,269,912
At end of year	$278,390,554	$256,592,591
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(98,345)	$(206,375)

See notes to financial statements

11

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended March 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.210	$10.400		$10.250		$9.860		$10.040
Income (loss) from operations
Net investment income	$0.411	$0.422		$0.437		$0.461		$0.485
Net realized and unrealized gain (loss)	0.078	(0.187)		0.138		0.395		(0.152)
Total income from operations	$0.489	$0.235		$0.575		$0.856		$0.333
Less distributions
From net investment income	$(0.409)	$(0.425)		$(0.425)		$(0.466)		$(0.513)
Total distributions	$(0.409)	$(0.425)		$(0.425)		$(0.466)		$(0.513)
Net asset value — End of year	$10.290	$10.210		$10.400		$10.250		$9.860
Total Return(3)	4.88%	2.29%		5.70%		8.90%		3.39%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$180,401	$152,111		$130,466		$119,619		$83,647
Ratios (As a percentage of average daily net assets):
Expenses	0.79%	0.80	%†(4)	0.80	%(4)	0.82	%(4)	0.91	%(4)
Expenses after custodian fee reduction	0.78%	0.79	%†(4)	0.80	%(4)	0.81	%(4)	0.88	%(4)
Net investment income	3.99%	4.09	%†	4.22%		4.54%		4.85%
Portfolio Turnover of the Portfolio	—	14	%(5)	27	%(5)	24	%(5)	12	%(5)
Portfolio Turnover of the Fund	48%	19%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.83% to 4.85%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

12

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended March 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.220	$10.410		$10.260		$9.860		$10.040
Income (loss) from operations
Net investment income	$0.335	$0.346		$0.360		$0.381		$0.409
Net realized and unrealized gain (loss)	0.068	(0.191)		0.142		0.405		(0.155)
Total income from operations	$0.403	$0.155		$0.502		$0.786		$0.254
Less distributions
From net investment income	$(0.333)	$(0.345)		$(0.352)		$(0.386)		$(0.434)
Total distributions	$(0.333)	$(0.345)		$(0.352)		$(0.386)		$(0.434)
Net asset value — End of year	$10.290	$10.220		$10.410		$10.260		$9.860
Total Return(3)	3.99%	1.51%		4.94%		8.15%		2.58%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$20,610	$27,157		$33,731		$32,517		$10,638
Ratios (As a percentage of average daily net assets):
Expenses	1.54%	1.55	%†(4)	1.55	%(4)	1.57	%(4)	1.66	%(4)
Expenses after custodian fee reduction	1.53%	1.54	%†(4)	1.55	%(4)	1.56	%(4)	1.63	%(4)
Net investment income	3.25%	3.36	%†	3.48%		3.75%		4.09%
Portfolio Turnover of the Portfolio	—	14	%(5)	27	%(5)	24	%(5)	12	%(5)
Portfolio Turnover of the Fund	48%	19%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.07% to 4.09%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

13

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended March 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.580	$9.750		$9.610		$9.240		$9.400
Income (loss) from operations
Net investment income	$0.313	$0.324		$0.335		$0.357		$0.379
Net realized and unrealized gain (loss)	0.059	(0.171)		0.133		0.379		(0.138)
Total income from operations	$0.372	$0.153		$0.468		$0.736		$0.241
Less distributions
From net investment income	$(0.312)	$(0.323)		$(0.328)		$(0.366)		$(0.401)
Total distributions	$(0.312)	$(0.323)		$(0.328)		$(0.366)		$(0.401)
Net asset value — End of year	$9.640	$9.580		$9.750		$9.610		$9.240
Total Return(3)	3.93%	1.51	%(4)	4.93%		8.12%		2.58%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$77,379	$77,325		$67,073		$46,629		$19,488
Ratios (As a percentage of average daily net assets):
Expenses	1.54%	1.55	%†(5)	1.55	%(5)	1.57	%(5)	1.66	%(5)
Expenses after custodian fee reduction	1.53%	1.54	%†(5)	1.55	%(5)	1.56	%(5)	1.63	%(5)
Net investment income	3.25%	3.35	%†	3.45%		3.75%		4.05%
Portfolio Turnover of the Portfolio	—	14	%(6)	27	%(6)	24	%(6)	12	%(6)
Portfolio Turnover of the Fund	48%	19%		—		—		—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.03% to 4.05%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.07% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

14

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of paid shares of each class to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial future contracts listed on the commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked price. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $3,239,908 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire as follows on: March 31, 2011, $1,047,498, March 31, 2012, $779,785, March 31, 2013, $1,412,625. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated

15

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  When-issued and Delayed Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of securities sold.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2007 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

The tax character of distributions paid for the years ended March 31, 2006 and March 31, 2005 was as follows:

	Year Ended March 31,
	2006	2005
Distributions declared from:
Tax-exempt income	$9,845,126	$8,956,195
Ordinary income	$135,723	$17,395

16

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

During the year ended March 31, 2006, accumulated distributions in excess of net investment income was decreased by $54,082, and accumulated net realized loss was increased by $54,082 primarily due to differences between book and tax policies and capital loss carryovers. This change had no effect on the net assets or the net asset value per share.

As of March 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$352,742
Capital loss carryforwards	$(3,239,908)
Unrealized appreciation	$8,683,011
Other temporary differences	$(1,780,140)

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2006	2005
Sales	7,156,285	6,206,100
Issued to shareholders electing to receive payments of distributions in Fund shares	379,472	304,029
Redemptions	(5,327,434)	(4,862,281)
Exchange from Class B shares	434,033	706,919
Net increase	2,642,356	2,354,767
	Year Ended March 31,
Class B	2006	2005
Sales	288,651	704,599
Issued to shareholders electing to receive payments of distributions in Fund shares	45,652	54,163
Redemptions	(556,574)	(635,881)
Exchange to Class A shares	(432,572)	(706,414)
Net decrease	(654,843)	(583,533)

	Year Ended March 31,
Class C	2006	2005
Sales	2,002,769	2,689,404
Issued to shareholders electing to receive payments of distributions in Fund shares	119,690	111,362
Redemptions	(2,174,339)	(1,603,822)
Net increase (decrease)	(51,880)	1,196,944

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2006 the advisory fee amounted to $1,202,204 representing 0.44% of the Fund's average daily net assets.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the year ended March 31, 2006, EVM earned $7,491 in sub-transfer agent fees.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $23,000 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2006.

Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

During the year ended March 31, 2006, The Fund engaged in a purchase transaction with another fund that also utilizes

17

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

BMR as an investment adviser. This purchase transaction complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $1,105,000.

Certain officers and Trustees of the Fund are officers or directors of EVD.

5  Distribution and Service Plans

The Fund has in effect a distribution plan for Class B shares (Class B Plan) and for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. For the year ended March 31, 2006, the Fund paid or accrued $185,228 and $596,088 for Class B and Class C shares, respectively, to EVD, representing 0.75% of the average daily net assets for Class B and Class C shares. At March 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,308,000 and $12,180,000 for Class B and Class C shares, respectively.

The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended March 31, 2006 amounted to $249,971, $37,046, and $119,218 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $12,000, $58,000 and $23,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the year ended March 31, 2006.

7  Investment Transactions

Purchases and sales of investments by the Fund, other than U.S. Government securities and short-term obligations, aggregated $151,527,792, and $129,799,913 respectively for the year ended March 31, 2006.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$269,333,601
Gross unrealized appreciation	$8,435,023
Gross unrealized depreciation	(1,081,065)
Net unrealized appreciation	$7,353,958

18

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

  9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolio or fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2006, the Fund had a balance outstanding pursuant to this line of credit of $1,000,000.

  10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments as of March 31, 2006, is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/06	300 U.S. Treasury Bond	Short	$(33,856,538)	$(32,746,875)	$1,109,663
06/06	189 U.S. Treasury Note	Short	(20,327,219)	(20,107,829)	219,390
					$1,329,053

At March 31, 2006, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

19

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipals Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipals Fund (the "Fund") (one of the series constituting the Eaton Vance Investment Trust) (the "Trust"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 18, 2006

20

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends – The Fund designates 98.65% of dividends from net investment income as an exempt-interest dividend.

21

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

22

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the National Limited Maturity Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in particular foreign markets or industries. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part

23

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

As part of its review, the Board considered the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

24

Eaton Vance National Limited Maturity Municipals Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Investment Trust, (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Trustee and Vice President of the Trust since 1985	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 162 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	162	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	162	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	162	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	162	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999).	162	None

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	162	None

25

Eaton Vance National Limited Maturity Municipals Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	162	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000).	162	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1993	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 162 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 162 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 162 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President since 2004 and Ms. Campbell served as Assistant Treasurer since 1991.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained, without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

26

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Investment Adviser of Eaton Vance National Limited Maturity Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Limited Maturity Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance National Limited Maturity Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

439-5/06  LNASRC

Annual Report March 31, 2006

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

California

Florida

Massachusetts

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Fund Performance and Portfolio Composition

California	3
Florida	4
Massachusetts	5
New Jersey	6
New York	7
Ohio	8
Pennsylvania	9

Fund Expenses	10

Financial Statements	33

Federal Tax Information	71

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	72

Management and Organization	75

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance Limited Maturity Municipals Funds (the “Funds”) are designed to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds also seek to provide limited principal fluctuation.

Economic and Market Conditions

The economy expanded at a 4.8% pace in the first quarter of 2006, an increase from the 1.7% rate in the fourth quarter. Even with a cooling housing market, the economy generated respectable growth in 2005 and early 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs – 211,000 in March 2006. The economy appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

Investor sentiment regarding the Fed’s monetary policy appears to have stabilized in recent months as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). The Fed has raised rates at all of the last 15 Open Market Committee meetings, with the current Federal Funds rate standing at 4.75%.

Boosted by lower-than-anticipated long-term interest rates, the municipal market saw record supply in 2005, more than $400 billion in new issuance. However, supply has lagged thus far in 2006, contributing to municipal bond outperformance. At March 31, 2006, long-term AAA-rated insured municipal bonds yielded 93% of U.S. Treasury bonds with similar maturities.*

For the year ended March 31, 2006, the Lehman Brothers 7-Year Municipal Bond Index† (the “Index”), a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years, posted a modest gain of 2.63%. For information about each Fund’s performance and the performance of funds in the same Lipper Classification†, see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds currently invest primarily in bonds with maturities between five and sixteen years. Shorter maturity bonds usually provide somewhat less tax-exempt income than longer ones but also usually exhibit lower price volatility. Given the flattening of the yield curve for fixed-income securities over the past eighteen months, the intermediate part of the curve has become an attractive area.

During the year ended March 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices rose significantly. However, the economy grew at a solid pace, with moderate inflation. In this climate, Fund management continued to maintain a somewhat cautious outlook on interest rates and positioned the Funds’ durations accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

During the past year, management invested in bonds with attractive coupons and long call protection. These strategies contributed positively to the Funds’ performances over the 12-month period. Management also took advantage of narrow credit spreads in an effort to lower the Funds’ exposures to credit risk, where possible.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the year. Finally, management continued to monitor closely call protection in the Funds. Call protection remains an important strategic consideration for municipal bond investors, especially because refinancing activity has increased over the past year.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graphrepresent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns ofeach Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Portfolio Manager: Cynthia J. Clemson

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	4.06%	3.28%	3.15%
Five Years	4.01	3.19	N.A.
Ten Years	N.A.	3.73	N.A.
Life of Fund†	4.61	4.01	2.56

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.69%	0.28%	2.15%
Five Years	3.53	3.19	N.A.
Ten Years	N.A.	3.73	N.A.
Life of Fund†	4.37	4.01	2.56

†Inception Dates – Class A: 6/27/96; Class B: 5/29/92; Class C: 3/23/05

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns

One Year	2.63%
Five Years	4.57
Ten Years	5.28

Lipper Averages(3)

Lipper California Intermediate Municipal Debt Funds Classification Average Annual Total Returns

One Year	2.45%
Five Years	3.67
Ten Years	4.55

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	3.61%	2.84%	2.84%
Taxable-Equivalent Distribution Rate(4),(5)	6.12	4.82	4.82
SEC 30-day Yield(6)	3.12	2.44	2.45
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.29	4.14	4.16

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 5/29/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 6/27/96 (commencement of operations) and 3/23/05, respectively, would have been valued at $15,529 ($15,179 at the maximum offering price) and $10,264, respectively, on 3/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Intermediate Municipal Debt Funds Classification contained 47, 29 and 15 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Florida Limited Maturity Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graphrepresent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns ofeach Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Portfolio Manager: Craig R. Brandon, CFA

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	3.76%	2.96%	3.07%
Five Years	4.19	3.43	3.41
Ten Years	N.A.	3.60	3.56
Life of Fund†	4.47	3.98	3.32

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.38%	-0.04%	2.07%
Five Years	3.73	3.43	3.41
Ten Years	N.A.	3.60	3.56
Life of Fund†	4.23	3.98	3.32

†Inception Dates – Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns

One Year	2.63%
Five Years	4.57
Ten Years	5.28

Lipper Averages(3)

Lipper Florida Intermediate Municipal Debt Funds Classification Average Annual Total Returns

One Year	2.36%
Five Years	3.37
Ten Years	4.08

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	3.71%	2.93%	2.93%
Taxable-Equivalent Distribution Rate(4),(5)	5.71	4.51	4.51
SEC 30-day Yield(6)	3.10	2.42	2.43
Taxable-Equivalent SEC 30-day Yield(5),(6)	4.77	3.72	3.74

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 5/29/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 6/27/96 (commencement of operations) and 3/31/96, respectively, would have been valued at $15,321 ($14,978 at the maximum offering price) and $14,189, respectively, on 3/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Intermediate Municipal Debt Funds Classification contained 18, 15 and 11 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graphrepresent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns ofeach Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Portfolio Manager: William H. Ahern, CFA

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	2.90%	2.20%	2.28%
Five Years	3.94	3.14	3.15
Ten Years	N.A.	3.48	3.48
Life of Fund†	4.39	3.85	3.33

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.62%	-0.78%	1.29%
Five Years	3.47	3.14	3.15
Ten Years	N.A.	3.48	3.48
Life of Fund†	4.14	3.85	3.33

†Inception Dates – Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns

One Year	2.63%
Five Years	4.57
Ten Years	5.28

Lipper Averages(3)

Lipper Massachusetts Intermediate Municipal Debt Funds Classification Average Annual Total Returns

One Year	2.28%
Five Years	3.53
Ten Years	4.20

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	3.59%	2.79%	2.80%
Taxable-Equivalent Distribution Rate(4),(5)	5.83	4.53	4.55
SEC 30-day Yield(6)	3.17	2.49	2.50
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.15	4.05	4.06

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 6/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 6/27/96 (commencement of operations) and 3/31/96, respectively, would have been valued at $15,208 ($14,865 at the maximum offering price) and $14,080, respectively, on 3/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Intermediate Municipal Debt Funds Classification contained 13, 10 and 7 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graphrepresent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns ofeach Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Portfolio Manager: Craig R. Brandon, CFA

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	3.74%	2.85%
Five Years	3.82	3.01
Ten Years	N.A.	3.52
Life of Fund†	4.42	3.87

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.42%	-0.15%
Five Years	3.36	3.01
Ten Years	N.A.	3.52
Life of Fund†	4.18	3.87

†Inception date: Class A: 6/27/96; Class B: 6/1/92

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. As of 3/31/06, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns

One Year	2.63%
Five Years	4.57
Ten Years	5.28

Lipper Averages(3)

Lipper Other States Intermediate Municipal Debt Funds Classification Average Annual Total Returns

One Year	2.19%
Five Years	3.56
Ten Years	4.22

Distribution Rates/Yields	Class A	Class B

Distribution Rate(4)	3.61%	2.86%
Taxable-Equivalent Distribution Rate(4),(5)	6.10	4.83
SEC 30-day Yield(6)	3.26	2.59
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.51	4.38

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 4/16/93.

A $10,000 hypothetical investment at net asset value in Class A shares on 6/27/96 (commencement of operations) would have been valued at $15,260 ($14,916 at the maximum offering price) on 3/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 115, 91 and 62 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Portfolio Manager: William H. Ahern, CFA

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	3.15%	2.36%	2.32%
Five Years	3.85	3.04	3.06
Ten Years	N.A.	3.84	3.83
Life of Fund†	4.76	4.14	3.55

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.86%	-0.62%	1.33%
Five Years	3.38	3.04	3.06
Ten Years	N.A.	3.84	3.83
Life of Fund†	4.51	4.14	3.55

†Inception Dates – Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns

One Year	2.63%
Five Years	4.57
Ten Years	5.28

Lipper Averages(3)

Lipper New York Intermediate Municipal Debt Funds Classification Average Annual Total Returns

One Year	2.22%
Five Years	3.63
Ten Years	4.60

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	3.71%	2.93%	2.93%
Taxable-Equivalent Distribution Rate(4),(5)	6.18	4.88	4.88
SEC 30-day Yield(6)	3.23	2.56	2.56
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.38	4.27	4.27

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 5/29/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 6/27/96 (commencement of operations) and 3/31/96, respectively, would have been valued at $15,736 ($15,383 at the maximum offering price) and $14,568, respectively, on 3/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Intermediate Municipal Debt Funds Classification contained 38, 21 and 14 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figure assumes a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graphrepresent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns ofeach Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Portfolio Manager: William H. Ahern, CFA

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	2.50%	1.73%
Five Years	3.60	2.82
Ten Years	N.A.	3.34
Life of Fund†	4.02	3.40

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.24%	-1.23%
Five Years	3.13	2.82
Ten Years	N.A.	3.34
Life of Fund†	3.76	3.40

†Inception date: Class A: 10/22/96; Class B: 4/16/93

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. As of 3/31/06, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns

One Year	2.63%
Five Years	4.57
Ten Years	5.28

Lipper Averages(3)

Lipper Ohio Intermediate Municipal Debt Funds Classification Average Annual Total Returns

One Year	1.58%
Five Years	3.14
Ten Years	4.05

Distribution Rates/Yields(4)	Class A	Class B

Distribution Rate(4)	3.69%	2.93%
Taxable-Equivalent Distribution Rate(4),(5)	6.14	4.87
SEC 30-day Yield(6)	3.05	2.36
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.07	3.93

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 4/16/93.

A $10,000 hypothetical investment at net asset value in Class A shares on 10/22/96 (commencement of operations) would have been valued at $14,502 ($14,171 at the maximum offering price) on 3/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Intermediate Municipal Debt Funds Classification contained 17, 15 and 9 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of monthend only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figure assumes a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of investment-grade municipal debt securities with an average maturity of 7 years. The lines on the graphrepresent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns ofeach Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Portfolio Manager: Craig R. Brandon, CFA

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	3.84%	3.06%	3.05%
Five Years	4.17	3.38	3.39
Ten Years	N.A.	3.72	3.69
Life of Fund†	4.63	4.10	3.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.48%	0.06%	2.05%
Five Years	3.69	3.38	3.39
Ten Years	N.A.	3.72	3.69
Life of Fund†	4.39	4.10	3.48

†Inception Dates – Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)

Lehman Brothers 7-Year Municipal Bond Index Average Annual Total Returns

One Year	2.63%
Five Years	4.57
Ten Years	5.28

Lipper Averages(3)

Lipper Pennsylvania Intermediate Municipal Debt Funds Classification Average Annual Total Returns

One Year	2.48%
Five Years	3.71
Ten Years	4.37

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(4)	3.89%	3.14%	3.13%
Taxable-Equivalent Distribution Rate(4),(5)	6.17	4.98	4.97
SEC 30-day Yield(6)	3.22	2.55	2.55
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.11	4.05	4.05

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 6/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 6/27/96 (commencement of operations) and 3/31/96, respectively, would have been valued at $15,556 ($15,208 at the maximum offering price) and $14,364, respectively, on 3/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Intermediate Municipal Debt Funds Classification contained 14, 13 and 5 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(7) As of 3/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 – March 31, 2006).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section,together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(10/1/05)	(3/31/06)	(10/1/05 – 3/31/06)

Actual
Class A	$1,000.00	$1,019.00	$4.08
Class B	$1,000.00	$1,015.20	$7.84
Class C	$1,000.00	$1,015.20	$7.89

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08
Class B	$1,000.00	$1,017.20	$7.85
Class C	$1,000.00	$1,017.10	7.90

* Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares and 1.57% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance Florida Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(10/1/05)	(3/31/06)	(10/1/05 – 3/31/06)

Actual
Class A	$1,000.00	$1,013.60	$4.22
Class B	$1,000.00	$1,009.70	$7.97
Class C	$1,000.00	$1,009.40	$7.97

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.23
Class B	$1,000.00	$1,017.00	$8.00
Class C	$1,000.00	$1,017.00	$8.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.84% for Class A shares, 1.59% for Class B shares and 1.59% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance Massachusetts Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 – 3/31/06)

Actual
Class A	$1,000.00	$1,007.90	$4.05
Class B	$1,000.00	$1,004.90	$7.80
Class C	$1,000.00	$1,005.60	$7.80

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08
Class B	$1,000.00	$1,017.20	$7.85
Class C	$1,000.00	$1,017.20	$7.85

* Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares and 1.56% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance New Jersey Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 – 3/31/06)

Actual
Class A	$1,000.00	$1,016.00	$4.37
Class B	$1,000.00	$1,012.20	$8.18

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.38
Class B	$1,000.00	$1,016.80	$8.20

* Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares and 1.63% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005. As of 3/31/06, no Class C shares were outstanding.

Eaton Vance New York Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 – 3/31/06)

Actual
Class A	$1,000.00	$1,010.80	$4.06
Class B	$1,000.00	$1,006.00	$7.80
Class C	$1,000.00	$1,006.50	$7.80

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08
Class B	$1,000.00	$1,017.20	$7.85
Class C	$1,000.00	$1,017.20	$7.85

* Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares and 1.56% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance Ohio Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 – 3/31/06)

Actual
Class A	$1,000.00	$1,004.90	$5.10
Class B	$1,000.00	$1,002.20	$8.84

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.14
Class B	$1,000.00	$1,016.10	$8.90

* Expenses are equal to the Fund’s annualized expense ratio of 1.02% for Class A shares and 1.77% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005. As of 3/31/06, no Class C shares were outstanding.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 – 3/31/06)

Actual
Class A	$1,000.00	$1,014.50	$4.17
Class B	$1,000.00	$1,010.70	$7.92
Class C	$1,000.00	$1,011.50	$7.92

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.18
Class B	$1,000.00	$1,017.10	$7.95
Class C	$1,000.00	$1,017.10	$7.95

* Expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.58% for Class B shares and 1.58% for Class C shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.3%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 2.3%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$271,070
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	569,036
		$840,106
General Obligations — 4.1%
$400	California, 5.25%, 2/1/14	$427,444
1,000	California, 5.25%, 11/1/16	1,072,450
		$1,499,894
Hospital — 8.3%
$500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	$523,625
700	California Statewide Communities Development Authority, (Daughters of Charity Health System California), 5.00%, 7/1/22	716,345
700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/16	734,027
130	Eastern Plumas Health Care District, 7.50%, 8/1/07	132,662
200	San Benito Health Care District, 5.375%, 10/1/12	203,086
400	Stockton Health Facilities, (Dameron Hospital), 5.70%, 12/1/14	415,544
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	316,575
		$3,041,864
Industrial Development Revenue — 0.5%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$197,854
		$197,854
Insured-Education — 5.2%
$1,000	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$1,042,370
475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	317,224
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	526,290
		$1,885,884

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 8.9%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14(1)	$1,131,200
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	531,595
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	561,970
1,000	Sacramento Municipal Utility District, (Consumnes), (MBIA), 4.75%, 7/1/23	1,024,000
		$3,248,765
Insured-Escrowed / Prerefunded — 0.6%
$210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	$231,216
		$231,216
Insured-General Obligations — 25.4%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$430,188
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	779,460
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	729,432
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	862,000
1,190	Gilroy Unified School District, (FGIC), 5.00%, 8/1/27	1,244,561
750	Los Angeles Unified School District, (Election of 1997), (MBIA), 5.125%, 7/1/21	793,657
1,000	Redwood City Elementary School District, (FGIC), 5.00%, 8/1/15	1,079,790
1,000	San Diego Unified School District, (MBIA), 5.00%, 7/1/17	1,079,460
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	604,170
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	600,343
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,079,700
		$9,282,761
Insured-Hospital — 1.2%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$431,108
		$431,108
Insured-Lease Revenue / Certificates of Participation — 6.3%
$1,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	$948,447
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	810,833

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$551,526
		$2,310,806
Insured-Special Tax Revenue — 10.9%
$600	Burbank Public Financing Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	$641,100
1,050	California Economic Recovery, (FGIC), 5.25%, 7/1/14	1,147,955
1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,078,090
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,099,990
		$3,967,135
Insured-Transportation — 5.2%
$1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	$1,116,010
1,000	San Joaquin Hills, Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	797,690
		$1,913,700
Insured-Water and Sewer — 2.2%
$250	Sacramento County, Sanitation Financing Authority, (AMBAC), 5.50%, 12/1/19	$281,990
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	522,260
		$804,250
Lease Revenue / Certificates of Participation — 3.0%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,094,380
		$1,094,380
Other Revenue — 0.9%
$295	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$317,739
		$317,739
Senior Living / Life Care — 0.7%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$251,665
		$251,665

Principal Amount (000's omitted)	Security	Value
Solid Waste — 1.0%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$353,353
		$353,353
Special Tax Revenue — 9.4%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$307,284
240	Brentwood Infrastructure Financing Authority, 5.625%, 9/2/15	247,241
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,628
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	208,570
250	Jurupa Community Services District, 5.00%, 9/1/25	250,680
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,748
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	81,638
160	Murrueta Valley Unified School District, 5.70%, 9/1/17	170,746
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	411,286
295	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	308,151
290	Roseville Special Tax, 6.00%, 9/1/11	314,328
200	Santa Margarita Water District, 6.10%, 9/1/14	214,346
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	204,700
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	207,314
250	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/16	261,908
		$3,424,568
Transportation — 0.8%
$290	Port Redwood City, (AMT), 5.40%, 6/1/19	$297,125
		$297,125
Water and Sewer — 1.4%
$500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	$507,170
		$507,170
Total Tax-Exempt Investments — 98.3% (identified cost $34,839,398)		$35,901,343
Other Assets, Less Liabilities — 1.7%		$638,589
Net Assets — 100.0%		$36,539,932

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 67.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 10.9% to 24.0% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.3%
Principal Amount (000's omitted)	Security	Value
Hospital — 6.2%
$1,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/18	$1,043,180
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/20	1,026,580
800	Highlands County, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	836,520
500	West Orange Healthcare District, 5.50%, 2/1/10	524,240
		$3,430,520
Housing — 1.4%
$750	Capital Trust Agency, (Atlantic Housing Foundation), 4.50%, 7/1/15	$754,470
		$754,470
Industrial Development Revenue — 0.9%
$500	Polk County IDA, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	$521,260
		$521,260
Insured-Electric Utilities — 7.7%
$2,000	Escambia County Utilities Authority, (FGIC), 0.00%, 1/1/15	$1,383,080
1,165	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	1,309,390
1,450	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,603,700
		$4,296,170
Insured-Escrowed / Prerefunded — 4.2%
$750	Palm Beach County Public Improvements, (Convention Center), (FGIC), Prerefunded to 1/1/11, 5.625%, 11/1/15	$819,907
1,000	Port Saint Lucie Utility, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	670,330
770	Seminole County Sales Tax, (FGIC), Prerefunded to 10/1/11, 5.375%, 10/1/19	837,745
		$2,327,982
Insured-General Obligations — 10.1%
$500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	$396,825
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,079,750

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	$800,310
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,101,420
2,000	Puerto Rico, (MBIA), 5.50%, 7/1/18	2,241,760
		$5,620,065
Insured-Hospital — 4.4%
$750	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.625%, 8/15/16	$814,950
1,000	Saint Petersburg Health Facilities Authority, (All Children's Hospital), (AMBAC), 5.50%, 11/15/17	1,070,010
500	Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18	541,115
		$2,426,075
Insured-Housing — 2.0%
$565	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	$578,786
535	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	548,150
		$1,126,936
Insured-Miscellaneous — 3.1%
$1,100	Florida Board of Education Lottery Revenue, (FGIC), 5.25%, 7/1/20	$1,168,772
500	Saint Johns County IDA, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	524,830
		$1,693,602
Insured-Solid Waste — 4.5%
$1,750	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.30%, 10/1/07	$1,790,110
1,100	Palm Beach Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	696,146
		$2,486,256
Insured-Special Tax Revenue — 9.0%
$1,755	Julington Creek Plantation Community Development District, (MBIA), 4.75%, 5/1/19	$1,796,804
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,470,820
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	299,993
595	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18	624,452

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$250	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19	$262,375
500	Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18	525,025
		$4,979,469
Insured-Transportation — 13.0%
$1,000	Broward County Airport System, (MBIA), (AMT), 5.375%, 10/1/13	$1,042,310
1,750	Dade County, Seaport, (MBIA), 5.125%, 10/1/16(1)	1,797,355
2,000	Hillsborough County, Aviation Authority, (AMBAC), (AMT), 5.25%, 10/1/18	2,130,040
2,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/19	2,254,400
		$7,224,105
Insured-Water and Sewer — 15.6%
$2,260	Boynton Beach Utility System, (FGIC), 5.50%, 11/1/17	$2,535,607
750	Hillsborough County, Capacity Assessment, (FSA), 5.125%, 3/1/20	789,623
1,320	Sebring Water and Wastewater, (FGIC), 5.25%, 1/1/15	1,413,852
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,097,600
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,109,990
1,000	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/18	1,126,980
500	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/19	566,185
		$8,639,837
Nursing Home — 0.7%
$385	Orange County, Health Facilities Authority, (Westminister Community Care Services), 6.50%, 4/1/12	$398,248
		$398,248
Senior Living / Life Care — 1.9%
$250	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	$254,880
250	Lee County IDA, (Shell Point Village), 5.75%, 11/15/14	258,728
580	North Miami HFA, (Imperial Club), 6.75%, 1/1/33	563,853
		$1,077,461
Special Tax Revenue — 9.0%
$645	Concorde Estates Community Development District, Capital Improvements, 5.00%, 5/1/11	$649,141
100	Covington Park Community Development District, Capital Improvements, 5.00%, 5/1/21	99,943

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$400	Dupree Lakes Community Development District, 5.00%, 11/1/10	$401,364
50	Fishhawk Community Development District II, 5.00%, 11/1/07	50,231
350	Fishhawk Community Development District ll, 5.125%, 11/1/09	354,113
255	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	256,782
320	Heritage Harbour South Community Development District, Capital Improvements, 5.25%, 11/1/08	322,064
145	Heritage Harbour South Community Development District, Capital Improvements, 5.40%, 11/1/08	146,002
110	Longleaf Community Development District, 6.20%, 5/1/09	110,331
345	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	352,393
1,000	Orlando Capital Improvements, 5.00%, 10/1/18	1,034,460
570	Sterling Hill Community Development District, Capital Improvements, 5.50%, 11/1/10	574,304
600	Tisons Landing Community Development District, 5.00%, 11/1/11	604,272
40	Waterlefe Community Development District, Capital Improvements, 6.25%, 5/1/10	40,402
		$4,995,802
Transportation — 2.6%
$1,340	Florida Turnpike Authority, 5.25%, 7/1/21	$1,418,323
		$1,418,323
Utilities — 4.0%
$240	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/18	$251,443
750	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/22	782,655
1,100	Orlando Water and Electric Utilities Commission, 5.25%, 10/1/20	1,177,935
		$2,212,033
Total Tax-Exempt Investments — 100.3% (identified cost $54,056,689)		$55,628,614
Other Assets, Less Liabilities — (0.3)%		$(173,191)
Net Assets — 100.0%		$55,455,423

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 73.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 27.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 97.9%
Principal Amount (000's omitted)	Security	Value
Education — 15.9%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$594,477
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,050,750
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	414,132
1,305	Massachusetts HEFA, (Boston College), 5.25%, 6/1/20	1,380,272
1,000	Massachusetts HEFA, (Boston College), 5.375%, 6/1/14	1,088,970
1,000	Massachusetts HEFA, (Harvard University), 5.00%, 7/15/22	1,047,750
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,114,400
1,645	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,891,766
750	Massachusetts HEFA, (Tufts University), 5.50%, 8/15/15	833,452
1,125	Massachusetts IFA, (Babson College), 5.375%, 10/1/17	1,162,507
500	Massachusetts IFA, (Belmont Hill School), 5.15%, 9/1/13	514,440
750	Massachusetts IFA, (St. Johns High School, Inc.), 5.70%, 6/1/18	782,812
		$11,875,728
Electric Utilities — 0.7%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$531,175
		$531,175
Escrowed / Prerefunded — 9.3%
$350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	$368,847
485	Massachusetts IFA, (Dana Hall), Prerefunded to 7/1/07, 5.90%, 7/1/27	507,305
1,030	Massachusetts IFA, (Park School), Prerefunded to 9/1/06, 5.50%, 9/1/16	1,057,099
500	Massachusetts IFA, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	529,970
1,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,052,120
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(1)	2,255,568
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	737,338

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$400	Rail Connections, Inc., (Rte. 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	$420,220
		$6,928,467
General Obligations — 7.2%
$1,000	Boston, 5.00%, 2/1/18	$1,042,380
500	Burlington, 5.00%, 2/1/15	536,180
500	Burlington, 5.00%, 2/1/16	535,045
750	Falmouth, 5.25%, 2/1/16	807,750
1,100	Wellesley, 5.00%, 6/1/16	1,193,676
1,150	Wellesley, 5.00%, 6/1/17	1,251,717
		$5,366,748
Health Care-Miscellaneous — 0.5%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$165,122
175	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	178,201
		$343,323
Hospital — 4.5%
$600	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/14	$641,598
865	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/15	922,540
435	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	435,787
250	Massachusetts HEFA, (Partners Healthcare System), 5.00%, 7/1/09	259,078
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.50%, 7/1/10	1,064,460
		$3,323,463
Insured-Education — 1.5%
$1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,083,210
		$1,083,210
Insured-Electric Utilities — 11.2%
$2,120	Massachusetts Municipal Wholesale Electric Co., (MBIA), 5.25%, 7/1/12	$2,271,792
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,075,280

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$1,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	$1,673,535
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,247,880
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,102,060
		$8,370,547
Insured-Escrowed / Prerefunded — 2.8%
$750	Haverhill, (FGIC), Prerefunded to 6/15/07, 5.00%, 6/15/17	$768,390
400	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	439,740
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	913,988
		$2,122,118
Insured-General Obligations — 11.8%
$1,000	Boston, (MBIA), 5.00%, 2/1/19	$1,051,620
2,000	Dudley-Charlton Regional School District, (FGIC), 5.125%, 6/15/13	2,153,540
1,000	Fall River, (FSA), 5.25%, 2/1/14	1,086,790
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	826,457
750	Lawrence, (MBIA), 5.00%, 3/15/13	801,188
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,060,720
1,175	Puerto Rico Public Improvements, (XLCA), 5.50%, 7/1/15	1,298,117
500	Springfield, (MBIA), 5.25%, 1/15/15	537,820
		$8,816,252
Insured-Hospital — 1.4%
$1,000	Massachusetts HEFA, (New England Medical Center Hospital), (FGIC), 5.375%, 5/15/15	$1,065,800
		$1,065,800
Insured-Solid Waste — 2.9%
$1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/13	$1,087,140
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/16	1,087,140
		$2,174,280

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 3.7%
$1,500	Massachusetts Special Obligations, (FGIC), 5.25%, 1/1/21	$1,662,165
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,127,200
		$2,789,365
Insured-Transportation — 8.5%
$1,630	Massachusetts Bay Transportation Authority, (General Transportation System), (MBIA), 5.50%, 3/1/14	$1,794,223
500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	524,660
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,280,199
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,083,380
500	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	558,005
1,000	Puerto Rico Highway and Transportation Authority (CIFG), 5.50%, 7/1/15	1,104,780
		$6,345,247
Lease Revenue / Certificates of Participation — 0.8%
$580	Puerto Rico, ITEM & ECFA, (Guaynabo Municipal Government), 5.375%, 7/1/06	$582,424
		$582,424
Miscellaneous — 1.4%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,068,140
		$1,068,140
Nursing Home — 0.4%
$275	Massachusetts HEFA, (Christopher House), 6.25%, 1/1/07	$276,689
		$276,689
Senior Living / Life Care — 1.5%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$614,808
470	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	474,409
		$1,089,217

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Solid Waste — 1.4%
$1,000	Massachusetts IFA, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,042,460
		$1,042,460
Special Tax Revenue — 4.8%
$750	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$817,935
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,090,580
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.50%, 7/1/17	1,116,960
500	Massachusetts Special Obligations, 5.00%, 6/1/14	531,580
		$3,557,055
Transportation — 3.3%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,080,190
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,349,580
		$2,429,770
Water and Sewer — 2.4%
$1,595	Massachusetts Water Pollution Abatement Trust, 0.00%, 8/1/12	$1,240,926
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	534,425
		$1,775,351
Total Tax-Exempt Investments — 97.9% (identified cost $70,971,820)		$72,956,829
Other Assets, Less Liabilities — 2.1%		$1,585,379
Net Assets — 100.0%		$74,542,208

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 44.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 19.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.8%
Principal Amount (000's omitted)	Security	Value
Education — 1.8%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$781,005
		$781,005
Electric Utilities — 1.0%
$420	New Jersey Economic Development Authority PCR, (PSEG Power), 5.00%, 3/1/12	$430,895
		$430,895
Escrowed / Prerefunded — 6.8%
$350	New Jersey EDA, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$407,540
2,030	New Jersey EDA, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,559,811
300	New Jersey EDA, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	329,169
600	New Jersey Educational Facility Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	630,870
		$2,927,390
General Obligations — 3.5%
$500	Jersey City School District, 6.25%, 10/1/10	$549,040
1,050	Puerto Rico, 0.00%, 7/1/08	965,790
		$1,514,830
Hospital — 11.0%
$1,000	Camden County, Improvement Authority, (Cooper Health), 5.25%, 2/15/20	$1,036,170
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	546,545
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System, Inc.), 5.75%, 7/1/23	453,054
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	481,077
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	522,750
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	526,850
425	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	466,021

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$680	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 5.75%, 7/1/08	$703,685
		$4,736,152
Industrial Development Revenue — 2.9%
$350	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	$331,485
450	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	449,577
500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(1)	483,000
		$1,264,062
Insured-Education — 2.1%
$900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	$925,938
		$925,938
Insured-Electric Utilities — 4.2%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$713,166
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,106,000
		$1,819,166
Insured-Escrowed / Prerefunded — 2.5%
$1,000	New Jersey Economic Development Authority, (School Facility), (AMBAC), Prerefunded to 6/15/11, 5.25%, 6/15/16	$1,071,700
		$1,071,700
Insured-General Obligations — 16.1%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$358,736
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	814,950
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	809,467
1,320	Manalapan-Englishtown, Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,489,237
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	778,686
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	895,257

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Puerto Rico Public Improvements, (CIFG), 5.25%, 7/1/17	$1,089,090
650	Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17	709,124
		$6,944,547
Insured-Hospital — 3.4%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12(2)	$1,449,656
		$1,449,656
Insured-Housing — 2.4%
$1,000	New Jersey Housing and Mortgage Finance Agency, (FGIC), 4.50%, 11/1/19	$1,016,580
		$1,016,580
Insured-Lease Revenue / Certificates of Participation — 4.5%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,150,300
710	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	784,181
		$1,934,481
Insured-Nursing Home — 1.0%
$400	Rahway Geriatrics Center, Inc., (MBIA), 5.25%, 5/1/15	$433,064
		$433,064
Insured-Other Revenue — 2.5%
$500	Monmouth County Improvements Authority, (AMBAC), 5.00%, 12/1/11	$531,565
500	Trenton Parking Authority, (FGIC), 5.125%, 4/1/12	529,680
		$1,061,245
Insured-Special Tax Revenue — 5.1%
$1,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/16	$1,075,390
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,127,200
		$2,202,590
Insured-Transportation — 11.7%
$1,000	Delaware River Port Authority, (FSA), 5.10%, 1/1/20	$1,053,580
500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	532,025
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,113,880

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	New Jersey Transportation Trust Fund Authority, (XLCA), Variable Rate, 6.69%, 6/15/17(3)(4)	$1,072,860
1,000	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	988,980
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	261,265
		$5,022,590
Insured-Water and Sewer — 7.6%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,205,574
1,000	North Hudson Sewer Authority, (FGIC), 5.25%, 8/1/16	1,070,250
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	357,086
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	340,311
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	323,338
		$3,296,559
Lease Revenue / Certificates of Participation — 2.6%
$1,000	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	$1,113,220
		$1,113,220
Nursing Home — 1.2%
$500	New Jersey EDA, (Masonic Charity Foundation), 4.80%, 6/1/11	$515,345
		$515,345
Senior Living / Life Care — 1.4%
$300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	$303,054
300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	301,332
		$604,386
Solid Waste — 0.3%
$120	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	$121,320
		$121,320
Special Tax Revenue — 2.5%
$1,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	$1,078,070
		$1,078,070

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 1.7%
$700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	$729,645
		$729,645
	Total Tax-Exempt Investments — 99.8% (identified cost $41,402,789)	$42,994,436
Other Assets, Less Liabilities — 0.2%		$77,245
Net Assets — 100.0%		$43,071,681

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 63.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 21.1% of total investments.

(1)  Defaulted bond.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $1,072,860 or 2.5% of the Fund's net assets.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.2%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.6%
$600	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$557,442
		$557,442
Education — 1.5%
$600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	$644,622
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	113,070
625	Troy IDA, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	677,387
		$1,435,079
Electric Utilities — 2.6%
$2,500	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	$2,500,650
		$2,500,650
Escrowed / Prerefunded — 4.6%
$115	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/08, 5.00%, 5/1/16	$119,421
745	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), Escrowed to Maturity, 5.75%, 6/15/10	806,492
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,266,174
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,110,470
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,053,790
		$4,356,347
General Obligations — 3.1%
$1,000	New York City, 0.00%, 8/1/08	$916,690
1,000	New York City, 0.00%, 8/1/08	916,690
1,035	New York City, 5.00%, 8/1/16	1,090,352
		$2,923,732
Health Care-Miscellaneous — 0.7%
$245	Suffolk County IDA, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$264,862
400	Westchester County IDA, (Children's Village), 5.375%, 3/15/19	406,852
		$671,714

Principal Amount (000's omitted)	Security	Value
Hospital — 5.5%
$435	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	$457,268
480	Fulton County IDA, (Nathan Littauer Hospital), 5.75%, 11/1/09	479,587
1,000	Monroe County IDA, (Highland Hospital), 5.00%, 8/1/15	1,037,550
200	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	210,502
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,029,740
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	205,144
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	510,460
500	Oneida County IDA, (St. Elizabeth Medical Center), 5.50%, 12/1/10	508,985
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	802,215
		$5,241,451
Housing — 0.5%
$500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	$511,070
		$511,070
Industrial Development Revenue — 5.4%
$1,000	Dutchess County IDA, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	$1,046,750
1,000	Liberty Developement Corp., 5.25%, 10/1/35	1,101,780
1,250	New York City IDA, (AMT), 5.50%, 1/1/14	1,332,200
250	Onondaga County, IDA, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	264,017
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,371,690
		$5,116,437
Insured-Education — 10.2%
$1,000	New York Dormitory Authority Revenue, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	$1,140,180
1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	1,059,160
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,558,535
1,455	New York Dormitory Authority, (Mt. Sinai School of Medicine), (MBIA), 5.25%, 7/1/13	1,560,342
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,130,460

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	$1,083,020
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,071,700
1,000	New York Dormitory, (City University), (AMBAC), 5.625%, 7/1/16	1,106,470
		$9,709,867
Insured-Electric Utilities — 6.8%
$500	Long Island Power Authority, Electric System Revenue, (FSA), 0.00%, 6/1/15	$342,690
500	Long Island Power Authority, Electric System Revenue, (FSA), 5.00%, 12/1/18	517,025
2,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	2,789,225
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,377,575
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,382,500
		$6,409,015
Insured-Escrowed / Prerefunded — 6.6%
$2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	$2,343,376
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,049,340
1,225	New York Dormitory Authority, (Mental Health Services), Prerefunded to 8/15/11, (MBIA), 5.50%, 8/15/13	1,331,796
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	476,816
250	New York Urban Development Corp., (Correctional Facilities), (AMBAC), Prerefunded to 1/1/09, 5.25%, 1/1/15	263,063
485	New York, (MBIA), Prerefunded to 8/1/10, 5.75%, 8/1/14	529,906
250	Niagara County IDA, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	278,550
		$6,272,847
Insured-General Obligations — 8.0%
$500	Clarence, Central School District, (FSA), 5.00%, 5/15/17	$527,725
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,179,640
315	New York City, (MBIA), 5.75%, 8/1/14	342,011
1,500	New York City, (XLCA), 5.50%, 8/1/12	1,629,945
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,137,159
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,747,664
		$7,564,144

Principal Amount (000's omitted)	Security	Value
Insured-Health Care Miscellaneous — 0.0%
$5	New York Dormitory Authority, (Mental Health Services Facilities), (FSA), 5.125%, 8/15/17	$5,146
		$5,146
Insured-Hospital — 2.4%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,779,536
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	537,660
		$2,317,196
Insured-Lease Revenue / Certificates of Participation — 1.1%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	$1,072,180
		$1,072,180
Insured-Special Tax Revenue — 6.8%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,708,020
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19(1)	2,252,380
2,250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	2,536,200
		$6,496,600
Insured-Transportation — 11.0%
$1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	$1,100,630
500	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 8.29%, 1/1/17(2)(3)	618,360
2,000	Port Authority NY and NJ, (FGIC), (AMT), 4.50%, 10/1/20	1,977,960
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,116,010
1,335	Puerto Rico Highway and Transportation (Finance Authority), (FSA), 5.50%, 7/1/12	1,457,406
1,850	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	2,054,370
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,165,530
		$10,490,266
Lease Revenue / Certificates of Participation — 4.4%
$1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	$1,062,570
2,000	New York State Energy Research and Development Authority, (Western NY Nuclear Service Center), 6.00%, 4/1/06	2,000,000

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation (continued)
$1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	$1,068,480
		$4,131,050
Other Revenue — 0.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$797,970
		$797,970
Senior Living / Life Care — 1.3%
$330	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12(4)	$286,803
400	Mt. Vernon IDA, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	411,156
500	Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19	540,175
		$1,238,134
Solid Waste — 3.0%
$750	Hempstead IDA, (American Refuel), 5.00%, 12/1/10	$778,778
2,000	Niagara County, IDA, (American Ref-Fuel Co. LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,101,480
		$2,880,258
Special Tax Revenue — 8.4%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,195,712
1,000	New York City Transitional Finance Authority, 4.75%, 11/15/23	1,015,280
830	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	857,622
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,071,730
500	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/15/14	535,640
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,255,060
		$7,931,044
Transportation — 1.9%
$1,685	Triborough Bridge and Tunnel Authority, 5.00%, 1/1/15	$1,760,555
		$1,760,555
Water and Sewer — 4.0%
$2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	$2,051,600
1,000	New York Environmental Facilities Corp., Water Finance Authority, 5.00%, 6/15/17	1,064,200

Principal Amount (000's omitted)	Security	Value
Water and Sewer (continued)
$500	New York Environmental Facility Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	$537,740
120	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), 5.75%, 6/15/10	129,521
		$3,783,061
	Total Tax-Exempt Investments — 101.2% (identified cost $93,793,743)	$96,173,255
Other Assets, Less Liabilities — (1.2)%		$(1,172,600)
Net Assets — 100.0%		$95,000,655

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 52.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 19.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $618,360 or 0.7% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2006.

(4)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.5%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$98,368
		$98,368
Education — 5.9%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$530,020
500	Ohio State University General Receipts, 5.25%, 12/1/17	536,140
		$1,066,160
Escrowed / Prerefunded — 1.5%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$263,807
		$263,807
General Obligations — 5.0%
$100	Cuyahoga County, Sewer Improvement District, 5.45%, 12/1/15	$106,804
500	Hamilton School District, 6.15%, 12/1/15	578,325
250	Ohio, 0.00%, 8/1/08	229,677
		$914,806
Hospital — 8.9%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$558,860
500	Erie County Hospital Facility, (Firelands Regional Medical Center), 5.50%, 8/15/12	532,990
250	Parma, Hospital Improvement, (Parma Community General Hospital Association), 5.25%, 11/1/13	257,532
250	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	271,005
		$1,620,387
Housing — 1.5%
$265	Ohio Housing Finance Agency Mortgage, (AMT), 4.55%, 9/1/11	$270,189
		$270,189
Industrial Development Revenue — 7.5%
$500	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$524,085

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	$330,851
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	503,795
		$1,358,731
Insured-Education — 4.3%
$750	Cleveland-Cuyahoga Port Authority, (AMBAC), 5.00%, 8/1/21	$783,510
		$783,510
Insured-General Obligations — 24.6%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$212,416
250	Athens City School District, (FSA), 5.45%, 12/1/10	268,657
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	210,871
265	Clinton Massie Local School District, (MBIA), 0.00%, 12/1/09	229,906
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	252,043
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	700,480
175	Sciota Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	139,254
750	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	753,735
600	Springfield City School District, Clark County, (FGIC), 5.00%, 12/1/17	634,578
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12(1)	543,820
460	Wyoming, School District, (FGIC), 5.75%, 12/1/17	526,438
		$4,472,198
Insured-Hospital — 3.0%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$539,640
		$539,640
Insured-Industrial Development Revenue — 3.0%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$553,235
		$553,235
Insured-Lease Revenue / Certificates of Participation — 3.0%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$541,185
		$541,185

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 3.1%
$500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$563,600
		$563,600
Insured-Transportation — 6.4%
$300	Cleveland Airport System, (FSA), 5.25%, 1/1/14	$316,191
750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	842,243
		$1,158,434
Insured-Water and Sewer — 6.8%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$509,105
650	Ohio Water Development Authority, (FSA), 5.50%, 12/1/17	729,632
		$1,238,737
Lease Revenue / Certificates of Participation — 5.6%
$750	Ohio Parks and Recreational Capital Facilities, 5.50%, 6/1/14	$815,295
200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	209,962
		$1,025,257
Pooled Loans — 5.9%
$250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$254,208
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	300,086
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	255,658
100	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Alex Products), (AMT), 6.125%, 11/15/09	104,537
145	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Superior), 5.10%, 5/15/12	147,810
		$1,062,299
Water and Sewer — 3.0%
$500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	$546,140
		$546,140

Value
Total Tax-Exempt Investments — 99.5% (identified cost $17,347,977)	$18,076,683
Other Assets, Less Liabilities — 0.5%	$89,648
Net Assets — 100.0%	$18,166,331

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 54.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.7% to 21.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.6%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.7%
$595	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$627,886
350	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	347,581
		$975,467
Electric Utilities — 0.7%
$400	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$422,036
		$422,036
Escrowed / Prerefunded — 2.2%
$1,200	Lehigh County, General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	$1,243,848
		$1,243,848
Health Care-Miscellaneous — 0.5%
$250	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	$264,012
		$264,012
Hospital — 3.3%
$160	Hazleton Health Services Authority, (Hazleton General Hospital), 5.50%, 7/1/07	$158,581
145	Hazleton Health Services Authority, (St. Joseph's Hospital), 5.85%, 7/1/06	144,829
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	210,114
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	547,765
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	827,072
		$1,888,361
Industrial Development Revenue — 3.8%
$700	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	$722,253
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	685,845
750	Schuylkill County IDA, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	767,587
		$2,175,685

Principal Amount (000's omitted)	Security	Value
Insured-Cogeneration — 2.3%
$1,300	Pennsylvania EDA, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,296,100
		$1,296,100
Insured-Education — 6.2%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20(1)	$2,121,700
1,100	Lycoming County Authority College, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,159,697
250	University of Pittsburgh, (FGIC), 5.125%, 6/1/22	258,460
		$3,539,857
Insured-Electric Utilities — 7.8%
$1,500	Cambria County IDA, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,600,020
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,377,575
1,370	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,515,220
		$4,492,815
Insured-Escrowed / Prerefunded — 12.4%
$580	Allegheny County, (FGIC), Prerefunded to 5/1/11, 5.40%, 11/1/19	$625,234
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	539,745
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,075,170
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,089,120
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,061,840
5,000	Westmoreland County, Municipal Authority, Water Utility, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,754,000
		$7,145,109
Insured-General Obligations — 29.4%
$785	Allegheny County, (FGIC), 5.40%, 11/1/19	$837,642
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16(2)	659,787
1,000	Council Rock School District, (MBIA), 5.00%, 11/15/19	1,048,580
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,311,138
2,000	Ephrata Area School District, (FGIC), 5.25%, 4/15/19	2,126,640
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,261,501
1,355	McKeesport, (FGIC), 0.00%, 10/1/11(3)	1,087,604

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	$1,051,560
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,240,060
2,000	Pittsburgh, (AMBAC), 5.125%, 9/1/18	2,085,960
1,000	Pittsburgh, (AMBAC), 5.25%, 9/1/22	1,047,260
1,000	Reading School District, (FGIC), 0.00%, 1/15/12	794,080
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,318,550
		$16,870,362
Insured-Hospital — 1.8%
$500	Allegheny County Hospital Development Authority, (South Hills Health), (MBIA), 5.50%, 5/1/08	$510,705
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	542,750
		$1,053,455
Insured-Lease Revenue / Certificates of Participation — 2.5%
$1,355	Philadelphia IDA, Stadium Lease, (FSA), 5.50%, 10/1/21	$1,461,666
		$1,461,666
Insured-Special Tax Revenue — 0.6%
$350	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$363,710
		$363,710
Insured-Transportation — 13.4%
$1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10(3)	$1,060,130
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	636,085
2,000	Pennsylvania Turnpike Commission, Reistration Fee Revenue, (FSA), 5.25%, 7/15/22	2,224,499
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,035,220
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	1,110,470
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/18	1,120,880
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	525,035
		$7,712,319
Insured-Utility — 1.8%
$1,000	Philadelphia Gas Works Revenue, (FSA), 5.25%, 8/1/17	$1,061,020
		$1,061,020

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 6.1%
$1,500	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	$1,580,955
1,825	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	1,930,248
		$3,511,203
Senior Living / Life Care — 2.3%
$500	Bucks County IDA, (Pennswood), 5.80%, 10/1/20	$526,640
390	Cliff House Trust, (AMT), 6.625%, 6/1/27	229,254
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	350,306
185	Lancaster County Hospital Authority, (Willow Valley Retirement), 5.55%, 6/1/15	194,392
		$1,300,592
Transportation — 0.8%
$435	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$438,106
		$438,106
	Total Tax-Exempt Investments (identified cost $55,367,883)	$57,215,723
Short-Term Investments — 2.6%
Principal Amount (000's omitted)	Security	Value
Variable Rate Demand Obligations — 2.6%
$1,500	Delaware County IDA, (Pollution Control), Variable Rate (LOC: Wachovia Bank N.A.), 3.17%, 4/1/21	$1,500,000
	Total Short-Term Investments (identified cost, $1,500,000)	$1,500,000
	Total Investments — 102.2% (identified cost $56,867,883)	$58,715,723
Other Assets, Less Liabilities — (2.2)%		$(1,267,781)
Net Assets — 100.0%		$57,447,942

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2006, 82.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.9% to 23.4% of total investments.

(1)  When-issued security.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of March 31, 2006

	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Assets
Investments —
Identified cost	$34,839,398	$54,056,689	$70,971,820	$41,402,789
Unrealized appreciation	1,061,945	1,571,925	1,985,009	1,591,647
Investments, at value	$35,901,343	$55,628,614	$72,956,829	$42,994,436
Cash	$165,339	$27,794	$878,085	$15,286
Receivable for investments sold	—	551,035	10,000	—
Receivable for Fund shares sold	165,005	100,000	49,225	—
Interest receivable	428,184	895,005	888,439	611,817
Receivable for daily variation margin on open financial futures contracts	2,594	—	—	—
Prepaid expenses	—	3,506	—	—
Total assets	$36,662,465	$57,205,954	$74,782,578	$43,621,539
Liabilities
Payable for Fund shares redeemed	$—	$166,786	$13,616	$—
Payable for daily variation margin on open financial futures contracts	—	970	1,891	726
Demand note payable	—	1,400,000	—	400,000
Dividends payable	57,950	85,131	107,537	66,333
Payable to affiliate for investment advisory fees	14,115	21,477	27,909	16,489
Payable to affiliate for service fees	15,947	30,926	40,400	20,464
Accrued expenses	34,521	45,241	49,017	45,846
Total liabilities	$122,533	$1,750,531	$240,370	$549,858
Net Assets	$36,539,932	$55,455,423	$74,542,208	$43,071,681
Sources of Net Assets
Paid-in capital	$35,922,067	$55,076,460	$74,936,427	$42,606,692
Accumulated net realized loss (computed on the basis of identified cost)	(753,760)	(1,548,548)	(2,617,895)	(1,404,991)
Accumulated undistributed net investment income	10,477	11,789	35,722	33,756
Net unrealized appreciation (computed on the basis of identified cost)	1,361,148	1,915,722	2,187,954	1,836,224
Total	$36,539,932	$55,455,423	$74,542,208	$43,071,681
Class A Shares
Net Assets	$33,830,297	$36,063,784	$47,406,726	$37,079,803
Shares Outstanding	3,274,962	3,526,112	4,687,173	3,669,116
Net Asset Value, Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.33	$10.23	$10.11	$10.11
Maximum Offering Price Per Share (100 ÷ 97.75 of net assets value per share)	$10.57	$10.47	$10.34	$10.34
Class B Shares
Net Assets	$2,687,181	$5,925,349	$7,234,358	$5,991,878
Shares Outstanding	260,930	579,234	715,777	593,018
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.30	$10.23	$10.11	$10.10
Class C Shares
Net Assets	$22,454	$13,466,290	$19,901,124	$—
Shares Outstanding	2,250	1,394,448	2,054,315	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.98	$9.66	$9.69	$—

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of March 31, 2006

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Assets
Investments —
Identified cost	$93,793,743	$17,347,977	$56,867,883
Unrealized appreciation	2,379,512	728,706	1,847,840
Investments, at value	$96,173,255	$18,076,683	$58,715,723
Cash	$3,816	$70,578	$546,489
Receivable for Fund shares sold	66,500	1,246	110,795
Interest receivable	1,373,324	242,619	710,253
Receivable for daily variation margin on open financial futures contracts	—	—	61
Total assets	$97,616,895	$18,391,126	$60,083,321
Liabilities
Payable for Fund shares redeemed	$8,873	$44,995	$298,526
Payable for daily variation margin on open financial futures contracts	5,469	1,797	—
Demand note payable	2,300,000	100,000	—
Dividends payable	143,073	29,107	90,709
Payable for when-issued securities	—	—	2,144,960
Payable to affiliate for investment advisory fees	37,985	6,901	21,754
Payable to affiliate for service fees	54,920	7,583	32,383
Accrued expenses	65,920	34,412	47,047
Total liabilities	$2,616,240	$224,795	$2,635,379
Net Assets	$95,000,655	$18,166,331	$57,447,942
Sources of Net Assets
Paid-in capital	$94,779,107	$18,343,717	$57,227,229
Accumulated net realized loss (computed on the basis of identified cost)	(2,429,591)	(957,282)	(1,897,495)
Accumulated undistributed (distributions in excess of) net investment income	(59,420)	3,676	(49,781)
Net unrealized appreciation (computed on the basis of identified cost)	2,710,559	776,220	2,167,989
Total	$95,000,655	$18,166,331	$57,447,942
Class A Shares
Net Assets	$59,545,755	$17,286,456	$34,592,235
Shares Outstanding	5,682,282	1,796,913	3,367,201
Net Asset Value, Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.48	$9.62	$10.27
Maximum Offering Price Per Share (100 ÷ 97.75 of net assets value per share)	$10.72	$9.84	$10.51
Class B Shares
Net Assets	$8,978,016	$879,875	$6,962,027
Shares Outstanding	857,300	91,589	677,589
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.47	$9.61	$10.27
Class C Shares
Net Assets	$26,476,884	$—	$15,893,680
Shares Outstanding	2,657,570	—	1,631,650
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.96	$—	$9.74

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended March 31, 2006

	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Investment Income
Interest	$1,647,624	$2,895,724	$3,553,262	$2,234,310
Total investment income	$1,647,624	$2,895,724	$3,553,262	$2,234,310
Expenses
Investment adviser fee	$159,623	$276,476	$349,157	$215,195
Trustees fees and expenses	1,807	7,224	7,190	7,262
Distribution and service fees
Class A	50,231	61,251	70,229	62,237
Class B	29,082	64,208	82,895	71,225
Class C	276	138,172	223,424	—
Legal and accounting services	29,070	32,378	34,528	32,051
Printing and postage	5,471	9,005	11,388	9,078
Custodian fee	35,865	56,251	67,083	45,998
Transfer and dividend disbursing agent fees	12,380	27,174	38,435	27,460
Registration fees	935	5,329	6,370	1,190
Miscellaneous	15,845	26,834	27,164	22,028
Total expenses	$340,585	$704,302	$917,863	$493,724
Deduct —
Reduction of custodian fee	$6,665	$6,966	$10,304	$5,382
Total expense reductions	$6,665	$6,966	$10,304	$5,382
Net expenses	$333,920	$697,336	$907,559	$488,342
Net investment income	$1,313,704	$2,198,388	$2,645,703	$1,745,968
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,427	$263,990	$(51,861)	$251,156
Financial futures contracts	(32,395)	(2,907)	(76,048)	130,792
Net realized gain (loss)	$(30,968)	$261,083	$(127,909)	$381,948
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(20,347)	$(316,040)	$(408,755)	$(427,783)
Financial futures contracts	156,900	117,437	102,545	44,648
Net change in unrealized appreciation (depreciation)	$136,553	$(198,603)	$(306,210)	$(383,135)
Net realized and unrealized gain (loss)	$105,585	$62,480	$(434,119)	$(1,187)
Net increase in net assets from operations	$1,419,289	$2,260,868	$2,211,584	$1,744,781

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended March 31, 2006

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Investment Income
Interest	$4,901,241	$865,363	$2,741,708
Total investment income	$4,901,241	$865,363	$2,741,708
Expenses
Investment adviser fee	$475,628	$82,665	$258,489
Trustees fees and expenses	9,359	178	7,198
Distribution and service fees
Class A	99,369	25,581	51,604
Class B	102,408	16,601	70,498
Class C	285,796	—	148,915
Legal and accounting services	38,592	25,789	32,971
Printing and postage	16,309	5,626	12,787
Custodian fee	83,810	28,983	49,783
Transfer and dividend disbursing agent fees	62,266	9,785	39,353
Registration fees	5,888	1,307	1,925
Miscellaneous	37,758	13,481	18,061
Total expenses	$1,217,183	$209,996	$691,584
Deduct —
Reduction of custodian fee	$6,466	$2,702	$9,698
Total expense reductions	$6,466	$2,702	$9,698
Net expenses	$1,210,717	$207,294	$681,886
Net investment income	$3,690,524	$658,069	$2,059,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$183,745	$15,391	$(16,287)
Financial futures contracts	(72,694)	(52,305)	103,650
Net realized gain (loss)	$111,051	$(36,914)	$87,363
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(878,988)	$(191,479)	$(227,512)
Financial futures contracts	146,747	17,797	112,924
Net change in unrealized appreciation (depreciation)	$(732,241)	$(173,682)	$(114,588)
Net realized and unrealized loss	$(621,190)	$(210,596)	$(27,225)
Net increase in net assets from operations	$3,069,334	$447,473	$2,032,597

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2006

Increase (Decrease) in Net Assets	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$1,313,704	$2,198,388	$2,645,703	$1,745,968
Net realized gain (loss) from invesment transactions and financial futures contracts	(30,968)	261,083	(127,909)	381,948
Net change in unrealized appreciation (depreciation) from invesments and financial futures contracts	136,553	(198,603)	(306,210)	(383,135)
Net increase in net assets from operations	$1,419,289	$2,260,868	$2,211,584	$1,744,781
Distributions to shareholders —
From net investment income
Class A	$(1,205,197)	$(1,511,016)	$(1,662,282)	$(1,483,036)
Class B	(91,680)	(208,177)	(254,837)	(222,516)
Class C	(876)	(449,247)	(689,434)	—
Total distributions to shareholders	$(1,297,753)	$(2,168,440)	$(2,606,553)	$(1,705,552)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,101,027	$10,579,762	$8,869,245	$3,501,552
Class B	114,396	96,659	455,124	400,508
Class C	42,286	2,856,375	3,512,579	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	658,605	636,832	959,797	1,017,873
Class B	41,407	115,566	160,990	120,670
Class C	344	134,511	431,607	—
Cost of shares redeemed
Class A	(12,117,746)	(21,089,408)	(13,044,035)	(12,499,237)
Class B	(793,102)	(1,495,889)	(1,725,834)	(1,784,118)
Class C	(29,956)	(7,019,123)	(11,523,171)	—
Net asset value of shares exchanged
Class A	527,744	1,168,153	1,969,640	1,605,620
Class B	(527,744)	(1,168,153)	(1,969,640)	(1,605,620)
Net increase (decrease) in net assets from Fund share transactions	$1,017,261	$(15,184,715)	$(11,903,698)	$(9,242,752)
Net increase (decrease) in net assets	$1,138,797	$(15,092,287)	$(12,298,667)	$(9,203,523)
Net Assets
At beginning of year	$35,401,135	$70,547,710	$86,840,875	$52,275,204
At end of year	$36,539,932	$55,455,423	$74,542,208	$43,071,681
Accumulated undistributed net investment income included in net assets
At end of year	$10,477	$11,789	$35,722	$33,756

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2006

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$3,690,524	$658,069	$2,059,822
Net realized gain (loss) from invesment transactions and financial futures contracts	111,051	(36,914)	87,363
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(732,241)	(173,682)	(114,588)
Net increase in net assets from operations	$3,069,334	$447,473	$2,032,597
Distributions to shareholders —
From net investment income
Class A	$(2,436,745)	$(633,997)	$(1,334,021)
Class B	(330,703)	(54,800)	(244,175)
Class C	(923,016)	—	(514,636)
Total distributions to shareholders	$(3,690,464)	$(688,797)	$(2,092,832)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,259,196	$2,232,846	$5,177,168
Class B	1,060,022	87,374	408,960
Class C	3,603,186	—	3,243,099
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,681,684	384,295	690,668
Class B	197,996	25,624	125,914
Class C	513,861	—	232,148
Cost of shares redeemed
Class A	(22,432,321)	(2,440,770)	(5,883,315)
Class B	(2,129,547)	(823,422)	(1,486,580)
Class C	(14,329,294)	—	(4,237,377)
Net asset value of shares exchanged
Class A	2,615,082	552,378	1,045,971
Class B	(2,615,082)	(552,378)	(1,045,971)
Net decrease in net assets from Fund share transactions	$(16,575,217)	$(534,053)	$(1,729,315)
Net decrease in net assets	$(17,196,347)	$(775,377)	$(1,789,550)
Net Assets
At beginning of year	$112,197,002	$18,941,708	$59,237,492
At end of year	$95,000,655	$18,166,331	$57,447,942
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(59,420)	$3,676	$(49,781)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2005

Increase (Decrease) in Net Assets	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$1,242,422	$2,467,172	$2,794,336	$1,843,744
Net realized loss from invesment transactions and financial futures contracts	(483,332)	(528,473)	(836,936)	(394,246)
Net change in unrealized appreciation (depreciation) from invesments and financial futures contracts	(476,395)	(1,465,859)	(1,731,173)	(1,065,428)
Net increase in net assets from operations	$282,695	$472,840	$226,227	$384,070
Distributions to shareholders —
From net investment income
Class A	$(1,081,026)	$(1,636,159)	$(1,655,950)	$(1,549,369)
Class B	(140,147)	(254,856)	(293,970)	(255,018)
Class C	—	(520,724)	(772,079)	—
Total distributions to shareholders	$(1,221,173)	$(2,411,739)	$(2,721,999)	$(1,804,387)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,116,022	$15,587,696	$7,737,121	$6,192,248
Class B	869,482	1,887,828	2,297,970	1,122,724
Class C	10,000	3,484,991	6,660,947	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	618,161	660,063	977,103	1,111,428
Class B	59,463	119,985	178,831	134,604
Class C	—	146,077	461,305	—
Cost of shares redeemed
Class A	(8,205,022)	(15,962,888)	(6,810,780)	(9,551,199)
Class B	(1,930,131)	(1,790,219)	(1,826,854)	(1,717,448)
Class C	—	(4,904,569)	(6,918,264)	—
Net asset value of shares exchanged
Class A	879,247	568,137	822,155	654,539
Class B	(879,247)	(568,137)	(822,155)	(654,539)
Net increase (decrease) in net assets from Fund share transactions	$537,975	$(771,036)	$2,757,379	$(2,707,643)
Net increase (decrease) in net assets	$(400,503)	$(2,709,935)	$261,607	$(4,127,960)
Net Assets
At beginning of year	$35,801,638	$73,257,645	$86,579,268	$56,403,164
At end of year	$35,401,135	$70,547,710	$86,840,875	$52,275,204
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(2,176)	$(7,537)	$(3,623)	$(5,717)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2005

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$3,957,209	$727,796	$2,165,758
Net realized loss from invesment transactions and financial futures contracts	(603,532)	(190,188)	(660,278)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,970,057)	(461,728)	(1,048,426)
Net increase in net assets from operations	$383,620	$75,880	$457,054
Distributions to shareholders —
From net investment income
Class A	$(2,350,829)	$(635,174)	$(1,302,522)
Class B	(393,409)	(65,256)	(295,280)
Class C	(1,130,081)	—	(543,127)
Total distributions to shareholders	$(3,874,319)	$(700,430)	$(2,140,929)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,395,821	$2,551,261	$2,893,354
Class B	1,254,824	155,720	1,357,119
Class C	6,265,088	—	2,982,295
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,598,070	376,732	681,829
Class B	226,310	29,705	159,192
Class C	611,393	—	239,536
Cost of shares redeemed
Class A	(18,456,676)	(6,049,639)	(5,179,173)
Class B	(2,439,848)	(524,644)	(1,635,297)
Class C	(11,493,978)	—	(7,422,457)
Net asset value of shares exchanged
Class A	1,505,549	56,850	943,724
Class B	(1,505,549)	(56,850)	(943,724)
Net decrease in net assets from Fund share transactions	$(10,038,996)	$(3,460,865)	$(5,923,602)
Net decrease in net assets	$(13,529,695)	$(4,085,415)	$(7,607,477)
Net Assets
At beginning of year	$125,726,697	$23,027,123	$66,844,969
At end of year	$112,197,002	$18,941,708	$59,237,492
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(69,905)	$34,292	$(11,946)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class A
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.290	$10.560	$10.540	$10.100	$10.260
Income (loss) from operations
Net investment income	$0.377	$0.377	$0.394	$0.414	$0.430
Net realized and unrealized gain (loss)	0.036	(0.274)	0.016	0.436	(0.160)
Total income from operations	$0.413	$0.103	$0.410	$0.850	$0.270
Less distributions
From net investment income	$(0.373)	$(0.373)	$(0.390)	$(0.410)	$(0.430)
Total distributions	$(0.373)	$(0.373)	$(0.390)	$(0.410)	$(0.430)
Net asset value — End of year	$10.330	$10.290	$10.560	$10.540	$10.100
Total Return(3)	4.06%	0.99%	3.92%	8.56%	2.65%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$33,830	$31,555	$29,957	$26,750	$20,747
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.86%	0.90%	0.88%	0.96%	1.02%
Expenses after custodian fee reduction(4)	0.84%	0.89%	0.88%	0.94%	1.00%
Net investment income	3.64%	3.62%	3.73%	3.97%	4.19%
Portfolio Turnover of the Portfolio(5)	—	13%	27%	7%	9%
Portfolio Turnover of the Fund	28%	13%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.17% to 4.19%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class B
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.260	$10.520	$10.500	$10.070	$10.260
Income (loss) from operations
Net investment income	$0.298	$0.301	$0.313	$0.333	$0.353
Net realized and unrealized gain (loss)	0.035	(0.268)	0.017	0.432	(0.185)
Total income from operations	$0.333	$0.033	$0.330	$0.765	$0.168
Less distributions
From net investment income	$(0.293)	$(0.293)	$(0.310)	$(0.335)	$(0.358)
Total distributions	$(0.293)	$(0.293)	$(0.310)	$(0.335)	$(0.358)
Net asset value — End of year	$10.300	$10.260	$10.520	$10.500	$10.070
Total Return(3)	3.28%	0.31%	3.16%	7.71%	1.64%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,687	$3,837	$5,844	$5,107	$1,723
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.61%	1.65%	1.63%	1.71%	1.77%
Expenses after custodian fee reduction(4)	1.59%	1.64%	1.63%	1.69%	1.75%
Net investment income	2.89%	2.90%	2.97%	3.19%	3.44%
Portfolio Turnover of the Portfolio(5)	—	13%	27%	7%	9%
Portfolio Turnover of the Fund	28%	13%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 3.42% to 3.44%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class C
	Year Ended March 31,
	2006(1)	2005(1)(2)
Net asset value — Beginning of year	$9.950	$10.000
Income (loss) from operations
Net investment income	$0.282	$0.002
Net realized and unrealized gain (loss)	0.034	(0.052)
Total income (loss) from operations	$0.316	$(0.050)
Less distributions
From net investment income	$(0.286)	$—
Total distributions	$(0.286)	$—
Net asset value — End of period	$9.980	$9.950
Total Return(3)	3.15%	(0.01)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$22	$10
Ratios (As a percentage of average daily net assets):
Expenses	1.61%	0.00	%(4)(5)
Expenses after custodian fee reduction	1.59%	—
Net investment income	2.83%	0.00	%(4)(5)
Portfolio Turnover of the Fund	28%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class C shares, March 23, 2005 to March 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Represents less than 0.01%

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class A
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.230	$10.500	$10.480	$10.050	$10.130
Income (loss) from operations
Net investment income	$0.385	$0.387	$0.396	$0.420	$0.449
Net realized and unrealized gain (loss)	(0.005)	(0.277)	0.018	0.425	(0.077)
Total income from operations	$0.380	$0.110	$0.414	$0.845	$0.372
Less distributions
From net investment income	$(0.380)	$(0.380)	$(0.394)	$(0.415)	$(0.452)
Total distributions	$(0.380)	$(0.380)	$(0.394)	$(0.415)	$(0.452)
Net asset value — End of year	$10.230	$10.230	$10.500	$10.480	$10.050
Total Return(3)	3.76%	1.06%	3.99%	8.59%	3.71%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$36,064	$44,720	$45,088	$47,033	$33,611
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.85%	0.82%	0.82%	0.84%	0.94%
Expenses after custodian fee reduction(4)	0.84%	0.81%	0.82%	0.81%	0.91%
Net investment income	3.74%	3.74%	3.76%	4.07%	4.42%
Portfolio Turnover of the Portfolio(5)	—	8%	13%	23%	15%
Portfolio Turnover of the Fund	23%	16%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.41% to 4.42%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class B
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.230	$10.500	$10.480	$10.050	$10.130
Income (loss) from operations
Net investment income	$0.307	$0.310	$0.316	$0.340	$0.377
Net realized and unrealized gain (loss)	(0.007)	(0.280)	0.018	0.433	(0.077)
Total income from operations	$0.300	$0.030	$0.334	$0.773	$0.300
Less distributions
From net investment income	$(0.300)	$(0.300)	$(0.314)	$(0.343)	$(0.380)
Total distributions	$(0.300)	$(0.300)	$(0.314)	$(0.343)	$(0.380)
Net asset value — End of year	$10.230	$10.230	$10.500	$10.480	$10.050
Total Return(3)	2.96%	0.28%	3.22%	7.84%	2.98%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$5,925	$8,361	$8,944	$8,217	$2,621
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.60%	1.57%	1.57%	1.59%	1.69%
Expenses after custodian fee reduction(4)	1.59%	1.56%	1.57%	1.56%	1.66%
Net investment income	2.98%	3.00%	3.01%	3.28%	3.72%
Portfolio Turnover of the Portfolio(5)	—	8%	13%	23%	15%
Portfolio Turnover of the Fund	23%	16%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.71% to 3.72%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class C
	Year Ended March 31,
	2006(1)	2005(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$9.650	$9.910		$9.890	$9.490	$9.570
Income (loss) from operations
Net investment income	$0.291	$0.293		$0.298	$0.319	$0.348
Net realized and unrealized gain (loss)	0.004	(0.268)		0.021	0.404	(0.068)
Total income from operations	$0.295	$0.025		$0.319	$0.723	$0.280
Less distributions
From net investment income	$(0.285)	$(0.285)		$(0.299)	$(0.323)	$(0.360)
Total distributions	$(0.285)	$(0.285)		$(0.299)	$(0.323)	$(0.360)
Net asset value — End of year	$9.660	$9.650		$9.910	$9.890	$9.490
Total Return(3)	3.07%	0.19	%(4)	3.24%	7.76%	2.93%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,466	$17,467		$19,226	$12,883	$4,322
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.60%	1.57%		1.57%	1.59%	1.69%
Expenses after custodian fee reduction(5)	1.59%	1.56%		1.57%	1.56%	1.66%
Net investment income	2.99%	3.00%		3.00%	3.26%	3.63%
Portfolio Turnover of the Portfolio(6)	—	8%		13%	23%	15%
Portfolio Turnover of the Fund	23%	16%		—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Include's the Fund's share of its corresponding Portfolio's allocated expenses while the fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class A
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.180	$10.460	$10.450	$9.980	$10.110
Income (loss) from operations
Net investment income	$0.367	$0.370	$0.384	$0.413	$0.443
Net realized and unrealized gain (loss)	(0.074)	(0.287)	0.013	0.483	(0.124)
Total income from operations	$0.293	$0.083	$0.397	$0.896	$0.319
Less distributions
From net investment income	$(0.363)	$(0.363)	$(0.387)	$(0.426)	$(0.449)
Total distributions	$(0.363)	$(0.363)	$(0.387)	$(0.426)	$(0.449)
Net asset value — End of year	$10.110	$10.180	$10.460	$10.450	$9.980
Total Return(3)	2.90%	0.79%	3.84%	9.17%	3.17%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$47,407	$48,901	$47,567	$47,321	$33,848
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.82%	0.82%	0.80%	0.85%	0.94%
Expenses after custodian fee reduction(4)	0.81%	0.81%	0.80%	0.83%	0.91%
Net investment income	3.59%	3.59%	3.66%	4.01%	4.37%
Portfolio Turnover of the Portfolio(5)	—	13%	12%	22%	8%
Portfolio Turnover of the Fund	7%	7%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class B
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.170	$10.450	$10.430	$9.970	$10.110
Income (loss) from operations
Net investment income	$0.289	$0.292	$0.304	$0.331	$0.364
Net realized and unrealized gain (loss)	(0.066)	(0.289)	0.022	0.475	(0.135)
Total income from operations	$0.223	$0.003	$0.326	$0.806	$0.229
Less distributions
From net investment income	$(0.283)	$(0.283)	$(0.306)	$(0.346)	$(0.369)
Total distributions	$(0.283)	$(0.283)	$(0.306)	$(0.346)	$(0.369)
Net asset value — End of year	$10.110	$10.170	$10.450	$10.430	$9.970
Total Return(3)	2.20%	0.02%	3.16%	8.23%	2.27%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$7,234	$10,350	$10,818	$9,127	$3,969
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.57%	1.57%	1.55%	1.60%	1.69%
Expenses after custodian fee reduction(4)	1.56%	1.56%	1.55%	1.58%	1.66%
Net investment income	2.83%	2.83%	2.91%	3.22%	3.59%
Portfolio Turnover of the Portfolio(5)	—	13%	12%	22%	8%
Portfolio Turnover of the Fund	7%	7%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class C
	Year Ended March 31,
	2006(1)	2005(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$9.740	$10.020		$10.010	$9.560	$9.680
Income (loss) from operations
Net investment income	$0.278	$0.280		$0.289	$0.316	$0.348
Net realized and unrealized gain (loss)	(0.057)	(0.287)		0.017	0.465	(0.114)
Total income (loss) from operations	$0.221	$(0.007)		$0.306	$0.781	$0.234
Less distributions
From net investment income	$(0.271)	$(0.273)		$(0.296)	$(0.331)	$(0.354)
Total distributions	$(0.271)	$(0.273)		$(0.296)	$(0.331)	$(0.354)
Net asset value — End of year	$9.690	$9.740		$10.020	$10.010	$9.560
Total Return(3)	2.28%	(0.14	)%(4)	3.09%	8.32%	2.40%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$19,901	$27,589		$28,195	$15,231	$5,632
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.57%	1.57%		1.55%	1.60%	1.69%
Expenses after custodian fee reduction(5)	1.56%	1.56%		1.55%	1.58%	1.66%
Net investment income	2.84%	2.83%		2.88%	3.20%	3.58%
Portfolio Turnover of the Portfolio(6)	—	13%		12%	22%	8%
Portfolio Turnover of the Fund	7%	7%		—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.57% to 3.58%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.05% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class A
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.100	$10.360	$10.300	$10.000	$10.180
Income (loss) from operations
Net investment income	$0.371	$0.366	$0.379	$0.427	$0.453
Net realized and unrealized gain (loss)	0.001	(0.266)	0.052	0.301	(0.169)
Total income from operations	$0.372	$0.100	$0.431	$0.728	$0.284
Less distributions
From net investment income	$(0.362)	$(0.360)	$(0.371)	$(0.428)	$(0.464)
Total distributions	$(0.362)	$(0.360)	$(0.371)	$(0.428)	$(0.464)
Net asset value — End of year	$10.110	$10.100	$10.360	$10.300	$10.000
Total Return(3)	3.74%	0.98%	4.22%	7.45%	2.82%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$37,080	$43,424	$46,192	$39,572	$34,898
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.88%	0.87%	0.84%	0.90%	0.96%
Expenses after custodian fee reduction(4)	0.87%	0.86%	0.84%	0.89%	0.94%
Net investment income	3.66%	3.59%	3.66%	4.17%	4.47%
Portfolio Turnover of the Portfolio(5)	—	11%	11%	25%	17%
Portfolio Turnover of the Fund	25%	14%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.46% to 4.47%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class B
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.100	$10.350	$10.290	$9.990	$10.180
Income (loss) from operations
Net investment income	$0.294	$0.290	$0.302	$0.343	$0.376
Net realized and unrealized gain (loss)	(0.009)	(0.260)	0.051	0.306	(0.182)
Total income from operations	$0.285	$0.030	$0.353	$0.649	$0.194
Less distributions
From net investment income	$(0.285)	$(0.280)	$(0.293)	$(0.349)	$(0.384)
Total distributions	$(0.285)	$(0.280)	$(0.293)	$(0.349)	$(0.384)
Net asset value — End of year	$10.100	$10.100	$10.350	$10.290	$9.990
Total Return(3)	2.85%	0.30%	3.45%	6.63%	1.92%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$5,992	$8,851	$10,211	$8,099	$3,152
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.63%	1.62%	1.59%	1.65%	1.71%
Expenses after custodian fee reduction(4)	1.62%	1.61%	1.59%	1.64%	1.69%
Net investment income	2.91%	2.84%	2.91%	3.35%	3.70%
Portfolio Turnover of the Portfolio(5)	—	11%	11%	25%	17%
Portfolio Turnover of the Fund	25%	14%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.69% to 3.70%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class A
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.540	$10.850	$10.770	$10.360	$10.550
Income (loss) from operations
Net investment income	$0.388	$0.394	$0.400	$0.430	$0.460
Net realized and unrealized gain (loss)	(0.059)	(0.315)	0.081	0.415	(0.180)
Total income from operations	$0.329	$0.079	$0.481	$0.845	$0.280
Less distributions
From net investment income	$(0.389)	$(0.389)	$(0.401)	$(0.435)	$(0.470)
Total distributions	$(0.389)	$(0.389)	$(0.401)	$(0.435)	$(0.470)
Net asset value — End of year	$10.480	$10.540	$10.850	$10.770	$10.360
Total Return(3)	3.15%	0.73%	4.51%	8.32%	2.67%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$59,546	$62,843	$67,711	$60,721	$44,811
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.82%	0.80%	0.79%	0.83%	0.92%
Expenses after custodian fee reduction(4)	0.81%	0.80%	0.79%	0.81%	0.89%
Net investment income	3.67%	3.69%	3.69%	4.03%	4.37%
Portfolio Turnover of the Portfolio(5)	—	7%	20%	18%	11%
Portfolio Turnover of the Fund	22%	12%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class B
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.530	$10.840	$10.760	$10.340	$10.550
Income (loss) from operations
Net investment income	$0.308	$0.314	$0.318	$0.346	$0.378
Net realized and unrealized gain (loss)	(0.061)	(0.317)	0.081	0.428	(0.198)
Total income (loss) from operations	$0.247	$(0.003)	$0.399	$0.774	$0.180
Less distributions
From net investment income	$(0.307)	$(0.307)	$(0.319)	$(0.354)	$(0.390)
Total distributions	$(0.307)	$(0.307)	$(0.319)	$(0.354)	$(0.390)
Net asset value — End of year	$10.470	$10.530	$10.840	$10.760	$10.340
Total Return(3)	2.36%	(0.03)%	3.73%	7.61%	1.70%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,978	$12,518	$15,389	$14,227	$4,822
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.57%	1.55%	1.54%	1.58%	1.67%
Expenses after custodian fee reduction(4)	1.56%	1.55%	1.54%	1.56%	1.64%
Net investment income	2.92%	2.94%	2.93%	3.24%	3.59%
Portfolio Turnover of the Portfolio(5)	—	7%	20%	18%	11%
Portfolio Turnover of the Fund	22%	12%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class C
	Year Ended March 31,
	2006(1)	2005(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.020	$10.310		$10.230	$9.840	$10.010
Income (loss) from operations
Net investment income	$0.294	$0.299		$0.301	$0.324	$0.356
Net realized and unrealized gain (loss)	(0.062)	(0.299)		0.081	0.401	(0.163)
Total income from operations	$0.232	$—		$0.382	$0.725	$0.193
Less distributions
From net investment income	$(0.292)	$(0.290)		$(0.302)	$(0.335)	$(0.363)
Total distributions	$(0.292)	$(0.290)		$(0.302)	$(0.335)	$(0.363)
Net asset value — End of year	$9.960	$10.020		$10.310	$10.230	$9.840
Total Return(3)	2.32%	(0.07	)%(4)	3.76%	7.49%	1.92%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$26,477	$36,837		$42,627	$27,781	$7,408
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.57%	1.55%		1.54%	1.58%	1.67%
Expenses after custodian fee reduction(5)	1.56%	1.55%		1.54%	1.56%	1.64%
Net investment income	2.92%	2.94%		2.92%	3.19%	3.57%
Portfolio Turnover of the Portfolio(6)	—	7%		20%	18%	11%
Portfolio Turnover of the Fund	22%	12%		—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.56% to 3.57%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total returns reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class A
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$9.740	$10.020	$10.010	$9.590	$9.760
Income (loss) from operations
Net investment income	$0.346	$0.363	$0.361	$0.392	$0.394
Net realized and unrealized gain (loss)	(0.104)	(0.293)	0.014	0.410	(0.142)
Total income from operations	$0.242	$0.070	$0.375	$0.802	$0.252
Less distributions
From net investment income	$(0.362)	$(0.350)	$(0.365)	$(0.382)	$(0.422)
Total distributions	$(0.362)	$(0.350)	$(0.365)	$(0.382)	$(0.422)
Net asset value — End of year	$9.620	$9.740	$10.020	$10.010	$9.590
Total Return(3)	2.50%	0.70%	3.80%	8.52%	2.62%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$17,286	$16,783	$20,404	$18,313	$16,310
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.04%	1.05%	0.99%	1.03%	1.14%
Expenses after custodian fee reduction(4)	1.02%	1.04%	0.99%	1.02%	1.11%
Net investment income	3.55%	3.68%	3.61%	3.96%	4.05%
Portfolio Turnover of the Portfolio(5)	—	6%	28%	12%	19%
Portfolio Turnover of the Fund	13%	7%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class B
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$9.730	$10.010	$10.000	$9.590	$9.760
Income (loss) from operations
Net investment income	$0.274	$0.289	$0.286	$0.314	$0.321
Net realized and unrealized gain (loss)	(0.109)	(0.294)	0.017	0.407	(0.139)
Total income (loss) from operations	$0.165	$(0.005)	$0.303	$0.721	$0.182
Less distributions
From net investment income	$(0.285)	$(0.275)	$(0.293)	$(0.311)	$(0.352)
Total distributions	$(0.285)	$(0.275)	$(0.293)	$(0.311)	$(0.352)
Net asset value — End of year	$9.610	$9.730	$10.010	$10.000	$9.590
Total Return(3)	1.73%	(0.05)%	3.06%	7.64%	1.89%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$880	$2,159	$2,623	$2,768	$1,390
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.79%	1.80%	1.74%	1.78%	1.89%
Expenses after custodian fee reduction(4)	1.77%	1.79%	1.74%	1.77%	1.86%
Net investment income	2.81%	2.94%	2.86%	3.17%	3.30%
Portfolio Turnover of the Portfolio(5)	—	6%	28%	12%	19%
Portfolio Turnover of the Fund	13%	7%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class A
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.280	$10.550	$10.470	$10.130	$10.270
Income (loss) from operations
Net investment income	$0.394	$0.402	$0.406	$0.440	$0.453
Net realized and unrealized gain (loss)	(0.004)	(0.272)	0.084	0.349	(0.130)
Total income from operations	$0.390	$0.130	$0.490	$0.789	$0.323
Less distributions
From net investment income	$(0.400)	$(0.400)	$(0.410)	$(0.449)	$(0.463)
Total distributions	$(0.400)	$(0.400)	$(0.410)	$(0.449)	$(0.463)
Net asset value — End of year	$10.270	$10.280	$10.550	$10.470	$10.130
Total Return(3)	3.84%	1.25%	4.72%	7.97%	3.18%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$34,592	$33,611	$35,175	$33,580	$29,845
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.87%	0.88%	0.85%	0.89%	0.97%
Expenses after custodian fee reduction(4)	0.85%	0.87%	0.85%	0.87%	0.92%
Net investment income	3.82%	3.86%	3.85%	4.24%	4.41%
Portfolio Turnover of the Portfolio(5)	—	0%	8%	3%	20%
Portfolio Turnover of the Fund	22%	6%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.40% to 4.41%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class B
	Year Ended March 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.280	$10.550	$10.460	$10.120	$10.270
Income (loss) from operations
Net investment income	$0.317	$0.323	$0.327	$0.355	$0.372
Net realized and unrealized gain (loss)	(0.005)	(0.273)	0.093	0.354	(0.138)
Total income from operations	$0.312	$0.050	$0.420	$0.709	$0.234
Less distributions
From net investment income	$(0.322)	$(0.320)	$(0.330)	$(0.369)	$(0.384)
Total distributions	$(0.322)	$(0.320)	$(0.330)	$(0.369)	$(0.384)
Net asset value — End of year	$10.270	$10.280	$10.550	$10.460	$10.120
Total Return(3)	3.06%	0.48%	4.04%	7.14%	2.28%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,962	$8,957	$10,273	$9,313	$2,643
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.62%	1.63%	1.60%	1.64%	1.72%
Expenses after custodian fee reduction(4)	1.60%	1.62%	1.60%	1.62%	1.67%
Net investment income	3.07%	3.11%	3.10%	3.42%	3.63%
Portfolio Turnover of the Portfolio(5)	—	0%	8%	3%	20%
Portfolio Turnover of the Fund	22%	6%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class C
	Year Ended March 31,
	2006(1)	2005(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$9.750	$10.000		$9.910	$9.590	$9.720
Income (loss) from operations
Net investment income	$0.300	$0.307		$0.308	$0.339	$0.354
Net realized and unrealized gain (loss)	(0.006)	(0.257)		0.091	0.330	(0.121)
Total income from operations	$0.294	$0.050		$0.399	$0.669	$0.233
Less distributions
From net investment income	$(0.304)	$(0.300)		$(0.309)	$(0.349)	$(0.363)
Total distributions	$(0.304)	$(0.300)		$(0.309)	$(0.349)	$(0.363)
Net asset value — End of year	$9.740	$9.750		$10.000	$9.910	$9.590
Total Return(3)	3.05%	0.44	%(4)	4.06%	7.11%	2.40%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$15,894	$16,670		$21,398	$15,188	$7,262
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.62%	1.63%		1.60%	1.64%	1.72%
Expenses after custodian fee reduction(5)	1.60%	1.62%		1.60%	1.62%	1.67%
Net investment income	3.07%	3.12%		3.08%	3.44%	3.64%
Portfolio Turnover of the Portfolio(6)	—	0%		8%	3%	20%
Portfolio Turnover of the Fund	22%	6%		—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.63% to 3.64%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, each non-diversified, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), collectively the "Funds" or individually the "Fund." The Funds seek to provide a high level of current income exempt from regular federal income tax and particular state or local income or other taxes with limited principal fluctuation by investing primarily in investment grade municipal obligations. The Funds may offer three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial future contracts listed on the commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked price. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2006, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
California Limited Fund	$46,725	March 31, 2011

	13,351	March 31, 2012

	384,970	March 31, 2013

Florida Limited Fund	52,567	March 31, 2009

	200,399	March 31, 2011

	995,128	March 31, 2013

Massachusetts Limited Fund	136,941	March 31, 2009

	35,096	March 31, 2010

	506,705	March 31, 2011

	393,962	March 31, 2012

	1,336,686	March 31, 2013

	25,938	March 31, 2014

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Amount	Expires
New Jersey Limited Fund	$160,165	March 31, 2011

	298,472	March 31, 2012

	728,451	March 31, 2013

New York Limited Fund	144,635	March 31, 2011

	483,774	March 31, 2012

	1,522,094	March 31, 2013

Ohio Limited Fund	36,233	March 31, 2009

	69,085	March 31, 2010

	366,442	March 31, 2011

	60,692	March 31, 2012

	358,602	March 31, 2013

	19,117	March 31, 2014

Pennsylvania Limited Fund	35,625	March 31, 2009

	59,482	March 31, 2010

	400,339	March 31, 2011

	154,413	March 31, 2012

	954,523	March 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

G  When-issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Funds make semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

I  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

The tax character of distributions paid for the years ended March 31, 2006 and March 31, 2005 were as follows:

Year Ended 3/31/06	California Limited	Florida Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Distributions declared from:
Tax-exempt income	$1,297,753	$2,165,969	$2,603,036	$1,696,290	$3,686,238	$688,797	$2,092,814
Ordinary Income	—	$2,471	$3,517	$9,262	$4,226	—	$18
Year Ended 3/31/05	California Limited	Florida Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Distributions declared from:
Tax-exempt income	$1,221,173	$2,408,952	$2,706,746	$1,804,387	$3,874,319	$700,048	$2,140,929
Ordinary Income	—	$2,787	$15,253	—	—	$382	—

During the year ended March 31, 2006, the following amounts were reclassified due to differences between book and tax accounting for amortization and accrection on debt securities, market discount on disposal of securities, and capital losses:

	California Limited	Florida Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Increase (decrease): Paid-in capital		—	$(197,971)	—	—	—	—
Accumulated net realized gain/(loss) on investments	$3,298	$10,622	$197,776	$943	$(10,425)	$(112)	$4,825
Accumulated undistributed income	$(3,298)	$(10,622)	$195	$(943)	$10,425	$112	$(4,825)

These changes had no effect on net assets or net asset value per share of the Funds.

As of March 31, 2006, the components of distrutable earnings (accumulated losses) on a tax basis were as follows:

	California Limited	Florida Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Undistributed income	$68,427	$96,920	$143,259	$100,089	$83,653	$32,783	$40,928
Capital Loss carryforward	$(445,046)	$(1,248,094)	$(2,435,328)	$(1,187,088)	$(2,150,503)	$(910,171)	$(1,604,382)
Unrealized gain	$1,351,637	$1,959,065	$2,208,332	$1,862,898	$2,762,518	$776,623	$2,195,025
Other temporary differences	$(357,153)	$(428,928)	$(310,482)	$(310,910)	$(474,120)	$(76,621)	$(410,858)

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	California Limited Fund
	Year Ended March 31,
Class A	2006	2005
Sales	1,266,350	873,266
Issued to shareholders electing to receive payments of distributions in Fund shares	63,680	59,380
Redemptions	(1,171,995)	(787,924)
Exchange from Class B shares	51,112	84,485
Net increase	209,147	229,207
	California Limited Fund
	Year Ended March 31,
Class B	2006	2005
Sales	11,090	83,638
Issued to shareholders electing to receive payments of distributions in Fund shares	4,016	5,736
Redemptions	(76,886)	(185,989)
Exchange to Class A shares	(51,257)	(84,778)
Net decrease	(113,037)	(181,393)
	California Limited Fund
	Year Ended March 31,
Class C	2006	2005(1)
Sales	4,215	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	34	—
Redemptions	(2,999)	—
Net increase	1,250	1,000

	Florida Limited Fund
	Year Ended March 31,
Class A	2006	2005
Sales	1,033,834	1,501,353
Issued to shareholders electing to receive payments of distributions in Fund shares	61,954	63,761
Redemptions	(2,056,171)	(1,539,509)
Exchange from Class B shares	113,445	55,116
Net increase (decrease)	(846,938)	80,721
	Florida Limited Fund
	Year Ended March 31,
Class B	2006	2005
Sales	9,370	182,427
Issued to shareholders electing to receive payments of distributions in Fund shares	11,240	11,591
Redemptions	(145,580)	(173,029)
Exchange to Class A shares	(113,429)	(55,127)
Net decrease	(238,399)	(34,138)
	Florida Limited Fund
	Year Ended March 31,
Class C	2006	2005
Sales	294,922	357,357
Issued to shareholders electing to receive payments of distributions in Fund shares	13,864	14,945
Redemptions	(723,746)	(502,171)
Net decrease	(414,960)	(129,869)
	Massachusetts Limited Fund
	Year Ended March 31,
Class A	2006	2005
Sales	867,133	746,351
Issued to shareholders electing to receive payments of distributions in Fund shares	93,978	94,679
Redemptions	(1,272,609)	(661,339)
Exchange from Class B shares	193,171	80,078
Net increase (decrease)	(118,327)	259,769

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

	Massachusetts Limited Fund
	Year Ended March 31,
Class B	2006	2005
Sales	44,426	222,750
Issued to shareholders electing to receive payments of distributions in Fund shares	15,768	17,350
Redemptions	(169,287)	(176,830)
Exchange to Class A shares	(193,291)	(80,170)
Net decrease	(302,384)	(16,900)
	Massachusetts Limited Fund
	Year Ended March 31,
Class C	2006	2005
Sales	359,561	672,244
Issued to shareholders electing to receive payments of distributions in Fund shares	44,111	46,638
Redemptions	(1,180,985)	(701,485)
Net increase (decrease)	(777,313)	17,397
	New Jersey Limited Fund
	Year Ended March 31,
Class A	2006	2005
Sales	345,022	604,405
Issued to shareholders electing to receive payments of distributions in Fund shares	100,396	108,936
Redemptions	(1,234,433)	(937,971)
Exchange from Class B shares	158,511	63,956
Net decrease	(630,504)	(160,674)
	New Jersey Limited Fund
	Year Ended March 31,
Class B	2006	2005
Sales	39,477	110,215
Issued to shareholders electing to receive payments of distributions in Fund shares	11,906	13,202
Redemptions	(176,424)	(169,384)
Exchange to Class A shares	(158,572)	(63,958)
Net decrease	(283,613)	(109,925)

	New York Limited Fund
	Year Ended March 31,
Class A	2006	2005
Sales	1,444,433	1,158,541
Issued to shareholders electing to receive payments of distributions in Fund shares	159,209	149,621
Redemptions	(2,129,482)	(1,728,153)
Exchange from Class B shares	247,470	141,018
Net decrease	(278,370)	(278,973)
	New York Limited Fund
	Year Ended March 31,
Class B	2006	2005
Sales	99,887	117,562
Issued to shareholders electing to receive payments of distributions in Fund shares	18,755	21,214
Redemptions	(202,084)	(228,944)
Exchange to Class A shares	(247,613)	(141,133)
Net decrease	(331,055)	(231,301)
	New York Limited Fund
	Year Ended March 31,
Class C	2006	2005
Sales	358,646	616,332
Issued to shareholders electing to receive payments of distributions in Fund shares	51,149	60,168
Redemptions	(1,428,295)	(1,134,879)
Net decrease	(1,018,500)	(458,379)
	Ohio Limited Fund
	Year Ended March 31,
Class A	2006	2005
Sales	229,139	258,944
Issued to shareholders electing to receive payments of distributions in Fund shares	39,446	38,212
Redemptions	(251,412)	(616,382)
Exchange from Class B shares	57,095	5,781
Net increase (decrease)	74,268	(313,445)

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

	Ohio Limited Fund
	Year Ended March 31,
Class B	2006	2005
Sales	9,024	15,804
Issued to shareholders electing to receive payments of distributions in Fund shares	2,634	3,019
Redemptions	(84,854)	(53,279)
Exchange to Class A shares	(57,157)	(5,779)
Net decrease	(130,353)	(40,235)
	Pennsylvania Limited Fund
	Year Ended March 31,
Class A	2006	2005
Sales	499,530	276,953
Issued to shareholders electing to receive payments of distributions in Fund shares	66,952	65,579
Redemptions	(569,910)	(498,134)
Exchange from Class B shares	102,215	90,804
Net increase (decrease)	98,787	(64,798)
	Pennsylvania Limited Fund
	Year Ended March 31,
Class B	2006	2005
Sales	39,665	130,395
Issued to shareholders electing to receive payments of distributions in Fund shares	12,198	15,311
Redemptions	(143,769)	(157,563)
Exchange to Class A shares	(101,487)	(90,801)
Net decrease	(193,393)	(102,658)
	Pennsylvania Limited Fund
	Year Ended March 31,
Class C	2006	2005
Sales	330,880	301,675
Issued to shareholders electing to receive payments of distributions in Fund shares	23,730	24,292
Redemptions	(432,897)	(756,161)
Net decrease	(78,287)	(430,194)

(1)  Class C shares of the California Limited Fund commenced operations on March 23, 2005.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2006, advisory fees incurred by the Funds were as follows:

Fund	Amount	Effective Rate*
California Limited	$159,623	0.43%
Florida Limited	276,476	0.44%
Massachusetts Limited	349,157	0.43%
New Jersey Limited	215,195	0.44%
New York Limited	475,628	0.44%
Ohio Limited	82,665	0.44%
Pennsylvania Limited	258,489	0.44%

*  As a percentage of average daily net assets.

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended March 31, 2006, EVM earned approximately $600, $1,300, $2,300, $1,600, $3,500, $600 and $3,500 in sub-transfer agent fees from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received approximately $2,100, $1,650, $5,100, $2,700, $3,300, $3,900 and $4,500 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the year ended March 31, 2006.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2006, no significant amounts have been deferred.

Certain of the officers and Trustees of the Funds are officers of the above organizations.

5  Distribution and Service Plans

Each Fund also has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the year ended March 31, 2006, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund, and Pennsylvania Limited Fund paid or accrued $24,234, $53,507, $69,079, $59,354, $85,340, $13,834, and $58,748, respectively, for Class B shares, and California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $230, $115,143, $186,187, $238,163, and $124,096, respectively, for Class C shares, to or payable to EVD representing 0.75% (annualized) of each Fund's Class B and Class C average daily net assets. At March 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $442,000, $855,000, $516,000, $496,000, $745,000, $714,000 and $358,000, respectively for Class B shares, and for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $1,000, $8,005,000, $4,028,000, $4,851,000 and $4,805,000, respectively for Class C shares.

The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended March 31, 2006, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued distribution and service fees to or payable to EVD in the amount of $50,231, $61,251, $70,229, $62,237, $99,369, $25,581, and $51,604, respectively, for Class A shares, and $4,848, $10,701, $13,816, $11,871, $17,068, $2,767 and $11,750, respectively, for Class B shares. For the year ended March 31, 2006, California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $46, $23,029, $37,237, $47,633 and $24,819, respectively, for Class C shares.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Class A shares purchased at net assets value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 18 months of Purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

3% in the case of redemptions in the first year after purchase declining half a percentage point the second and third year and one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. For the year ended March 31, 2006, EVD received approximately $2,000, $25,000, $4,000, $5,000, $400, and $4,000, respectively, for Class A shares, of CDSC paid by shareholders of the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, and Pennsylvania Limited Fund. EVD received approximately $9,000, $13,000, $20,000, $34,000, $17,000, $8,000 and $21,000, respectively, for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, and CDSC paid by shareholders of the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund were approximately $3,000, $10,000, $3,000 and $4,000, respectively, for Class C shares.

7  Investments

Purchases and sales of investments by the Funds, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2006, were as follows:

California Limited Fund
Purchases	$10,454,389
Sales	9,959,364
Florida Limited Fund
Purchases	$14,805,808
Sales	29,259,072
Massachusetts Limited Fund
Purchases	$5,927,071
Sales	18,851,909
New Jersey Limited Fund
Purchases	$12,088,182
Sales	20,068,820

New York Limited Fund
Purchases	$24,205,946
Sales	39,406,365
Ohio Limited Fund
Purchases	$2,474,089
Sales	2,915,769
Pennsylvania Limited Fund
Purchases	$13,054,569
Sales	14,324,822

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at March 31, 2006, as computed on a federal income tax basis, are as follows:

California Limited Fund
Aggregate Cost	$34,848,909
Gross unrealized appreciation	$1,137,201
Gross unrealized depreciation	(84,767)
Net unrealized appreciation	$1,052,434
Florida Limited Fund
Aggregate Cost	$54,013,346
Gross unrealized appreciation	$1,734,268
Gross unrealized depreciation	(119,000)
Net unrealized appreciation	$1,615,268
Massachusetts Limited Fund
Aggregate Cost	$70,951,442
Gross unrealized appreciation	$2,151,808
Gross unrealized depreciation	(146,421)
Net unrealized appreciation	$2,005,387
New Jersey Limited Fund
Aggregate Cost	$41,376,115
Gross unrealized appreciation	$1,792,840
Gross unrealized depreciation	(174,519)
Net unrealized appreciation	$1,618,321

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

New York Limited Fund
Aggregate Cost	$93,741,784
Gross unrealized appreciation	$2,748,433
Gross unrealized depreciation	(316,962)
Net unrealized appreciation	$2,431,471
Ohio Limited Fund
Aggregate Cost	$17,347,574
Gross unrealized appreciation	$763,975
Gross unrealized depreciation	(34,866)
Net unrealized appreciation	$729,109
Pennsylvania Limited Fund
Aggregate Cost	$56,840,847
Gross unrealized appreciation	$2,195,791
Gross unrealized depreciation	(320,915)
Net unrealized appreciation	$1,874,876

9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2006 the Florida Limited Fund, the New Jersey Limited , the New York Limited Fund, and the Ohio Limited Fund had a balance outstanding pursuant to this line of credit of $1,400,000, $400,000, $2,300,000 and $100,000, respectively.

10  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a

Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2006, is as follows:

Futures Contracts
Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
California Limited	06/06	83 U.S. Treasury Bond	Short	$(9,359,172)	$(9,059,969)	$299,203
Florida Limited	06/06	76 U.S. Treasury Bond	Short	$(8,576,989)	$(8,295,875)	$281,114
	06/06	54 U.S. Treasury Note	Short	(5,807,777)	(5,745,094)	62,683
Massachusetts Limited	06/06	42 U.S. Treasury Bond	Short	(4,739,914)	(4,584,562)	155,352
	06/06	41 U.S. Treasury Note	Short	$(4,409,609)	$(4,362,016)	$47,593
New Jersey Limited	06/06	52 U.S. Treasury Bond	Short	$(5,868,466)	$(5,676,125)	$192,341
	06/06	45 U.S. Treasury Note	Short	(4,839,814)	(4,787,578)	52,236
New York Limited	06/06	60 U.S. Treasury Bond	Short	$(6,771,307)	$(6,549,375)	$221,932
	06/06	94 U.S. Treasury Note	Short	(10,109,834)	(10,000,719)	109,115
Ohio Limited	06/06	5 U.S. Treasury Bond	Short	$(564,275)	$(545,781)	$18,494
	06/06	25 U.S. Treasury Note	Short	(2,688,786)	(2,659,766)	29,020
Pennsylvania Limited	06/06	74 U.S. Treasury Bond	Short	$(8,351,279)	$(8,077,562)	$273,717
	06/06	40 U.S. Treasury Note	Short	(4,302,057)	(4,255,625)	46,432

At March 31, 2006, the Funds had sufficient cash and/or securities to cover margin requirements on open future contracts.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Investment Trust and Shareholders of California Limited Maturity Municipals Fund, Florida Limited Maturity Municipals Fund, Massachusetts Limited Maturity Municipals Fund, New Jersey Limited Maturity Municipals Fund, New York Limited Maturity Municipals Fund, Ohio Limited Maturity Municipals Fund and Pennsylvania Limited Maturity Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (collectively, the "Funds") (certain of the Funds of Eaton Vance Investment Trust) as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Investment Trust as of March 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 18, 2006

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

California Limited Maturity Municipals Fund	100.00%

Florida Limited Maturity Municipals Fund	99.89%

Massachusetts Limited Maturity Municipals Fund	99.87%

New Jersey Limited Maturity Municipals Fund	99.47%

New York Limited Maturity Municipals Fund	99.89%

Ohio Limited Maturity Municipals Fund	100.00%

Pennsylvania Limited Maturity Municipals Fund	100.00%

Eaton Vance Limited Maturity Municipal Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Limited Maturity Municipal Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  California Limited Maturity Municipals Fund

•  Florida Limited Maturity Municipals Fund

•  Massachusetts Limited Maturity Municipals Fund

•  New Jersey Limited Maturity Municipals Fund

•  New York Limited Maturity Municipals Fund

•  Ohio Limited Maturity Municipals Fund

•  Pennsylvania Limited Maturity Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreements for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that

Eaton Vance Limited Maturity Municipal Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees").

As part of its review, the Board considered each Fund's management fee and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Limited Maturity Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Investment Trust, (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Trustee and Vice President of the Trust since 1985	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 162 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	162	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	162	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	162	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	162	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999).	162	None

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	162	None

Eaton Vance Limited Maturity Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	162	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000).	162	Director of W.P. Carey & Company LLC (manager of real estate investment trusts).

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1993	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 162 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 162 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 162 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President since 2004 and Ms. Campbell served as Assistant Treasurer since 1991.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained, without charge, on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

Investment Adviser of the Eaton Vance Limited Maturity Municipals Funds
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Limited Maturity Municipals Funds
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Investment Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

442-05/06  7LTFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance National Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (the “Fund(s)”) are series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following table(s) represents the aggregate fees billed to the Fund for the Fund’s respective fiscal years ended March 31, 2005 and March 31, 2006 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance California Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2005	03/31/2006

Audit Fees	$21,166	$21,370

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$5,565

All Other Fees(3)	$0	$0

Total	$30,566	$26,935

Eaton Vance Florida Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2005	03/31/2006

Audit Fees	$23,662	$23,895

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$5,565

All Other Fees(3)	$0	$0

Total	$33,062	$29,460

Eaton Vance Massachusetts Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2005	03/31/2006

Audit Fees	$25,300	$25,550

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$5,565

All Other Fees(3)	$0	$0

Total	$34,700	$31,115

Eaton Vance National Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2005	03/31/2006

Audit Fees	$40,510	$40,910

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$5,565

All Other Fees(3)	$0	$0

Total	$49,910	$46,475

Eaton Vance New Jersey Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2005	03/31/2006

Audit Fees	$23,662	$23,895

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$5,565

All Other Fees(3)	$0	$0

Total	$33,062	$29,460

Eaton Vance New York Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2005	03/31/2006

Audit Fees	$27,952	$28,225

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$5,565

All Other Fees(3)	$0	$0

Total	$37,352	$33,790

Eaton Vance Ohio Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2005	03/31/2006

Audit Fees	$18,592	$18,775

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$5,565

All Other Fees(3)	$0	$0

Total	$27,992	$24,340

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2005	03/31/2006

Audit Fees	$23,662	$23,895

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,400	$5,565

All Other Fees(3)	$0	$0

Total	$33,062	$29,460

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services

The Funds, comprising all of the series of the Trust, have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the series in the Trust by the principal accountant of each series, Deloitte & Touche LLP (“D&T”) for the last two fiscal years of each series.

Fiscal Years Ended	03/31/2005	03/31/2006

Audit Fees	$204,506	$206,515

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$75,200	$44,520

All Other Fees(3)	$0	$0

Total	$279,706	$251,035

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended March 31, 2005 and March 31, 2006, $35,000 was billed each fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Funds in the Trust by each Funds respective principal accountant (D&T) for the last two fiscal years of each Funds; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Funds principal accountant for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/2005	03/31/2006

Registrant(1)	$75,200	$44,520

Eaton Vance(2)	$379,713	$140,600

(1)    Includes all of the Series of the Trust.

(2)    The investment adviser to the funds, as well as any of its affiliates that provide ongoing services to the funds, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 18, 2006

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 18, 2006